As filed with the Securities and Exchange Commission on December 29, 2006

Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

And/Or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 9

ProShares Trust

(Exact name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Address of Principal Executive Office) (Zip Code)

(240) 497-6400

(Area Code and Telephone Number)

Michael L. Sapir

Chairman

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Name and Address of Agent for Service)

With a copy to:

Stuart M. Strauss, Esq.

C/o Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment relates only to the Ultra Russell 2000 ProShares, Ultra S&P Small-Cap 600 ProShares, Ultra S&P500/Citigroup Value ProShares, Ultra S&P500/Citigroup Growth ProShares, Ultra S&P MidCap 400/Citigroup Value ProShares, Ultra S&P MidCap 400/Citigroup Growth ProShares, Ultra S&P SmallCap 600/Citigroup Value ProShares, Ultra S&P SmallCap 600/Citigroup Growth ProShares, Ultra Basic Materials ProShares, Ultra Biotechnology ProShares, Ultra Consumer Goods ProShares, Ultra Consumer Services ProShares, Ultra Financials ProShares, Ultra Health Care ProShares, Ultra Industrials ProShares, Ultra Oil & Gas ProShares, Ultra Precious Metals ProShares, Ultra Real Estate ProShares, Ultra Semiconductor ProShares, Ultra Technology ProShares, Ultra Telecommunications ProShares, Ultra Utilities ProShares, Short Russell 2000 ProShares, Short S&P Small-Cap 600 ProShares, Short S&P500/Citigroup Value ProShares, Short S&P500/Citigroup Growth ProShares, Short S&P MidCap 400/Citigroup Value ProShares, Short S&P MidCap 400/Citigroup Growth ProShares, Short S&P SmallCap 600/Citigroup Value ProShares, Short S&P SmallCap 600/Citigroup Growth ProShares, Short Basic Materials ProShares, Short Biotechnology ProShares, Short Consumer Goods ProShares, Short Consumer Services ProShares, Short Financials ProShares, Short Health Care ProShares, Short Industrials ProShares, Short Oil & Gas ProShares, Short Precious Metals ProShares, Short Real Estate ProShares, Short Semiconductor ProShares, Short Technology ProShares, Short Telecommunications ProShares, Short Utilities ProShares, UltraShort Russell 2000 ProShares, UltraShort S&P Small-Cap 600 ProShares, UltraShort S&P500/Citigroup Value ProShares, UltraShort S&P500/Citigroup Growth ProShares, UltraShort S&P MidCap 400/Citigroup Value ProShares, UltraShort S&P MidCap 400/Citigroup Growth ProShares, UltraShort S&P SmallCap 600/Citigroup Value ProShares, UltraShort S&P SmallCap 600/Citigroup Growth ProShares, UltraShort Basic Materials ProShares, UltraShort Biotechnology ProShares, UltraShort Consumer Goods ProShares, UltraShort Consumer Services ProShares, UltraShort Financials ProShares, UltraShort Health Care ProShares, UltraShort Industrials ProShares, UltraShort Oil & Gas ProShares, UltraShort Precious Metals ProShares, UltraShort Real Estate ProShares, UltraShort Semiconductor ProShares, UltraShort Technology ProShares, UltraShort Telecommunications ProShares and UltraShort Utilities ProShares. No information relating to any other series or class of series of ProShares Trust is amended or superseded hereby.

2

Ultra Russell 2000	Short Russell 2000	UltraShort Russell 2000
Ultra S&P Small-Cap 600	Short S&P600	UltraShort S&P600
Ultra S&P500/Citigroup Value	Short S&P500/Citigroup Value	UltraShort S&P500/Citigroup Value
Ultra S&P500/Citigroup Growth	Short S&P500/Citigroup Growth	UltraShort S&P500/Citigroup Growth
Ultra S&P MidCap 400/Citigroup Value	Short S&P MidCap 400/Citigroup Value	UltraShort S&P MidCap 400/Citigroup Value
Ultra S&P MidCap 400/Citigroup Growth	Short S&P MidCap 400/Citigroup Growth	UltraShort S&P MidCap 400/Citigroup Growth
Ultra S&P SmallCap 600/Citigroup Value	Short S&P SmallCap 600/Citigroup Value	UltraShort S&P SmallCap 600/Citigroup Value
Ultra S&P SmallCap 600/Citigroup Growth	Short S&P SmallCap 600/Citigroup Growth	UltraShort S&P SmallCap 600/Citigroup Growth
Ultra Basic Materials	Short Basic Materials	UltraShort Basic Materials
Ultra Biotechnology	Short Biotechnology	UltraShort Biotechnology
Ultra Consumer Goods	Short Consumer Goods	UltraShort Consumer Goods
Ultra Consumer Services	Short Consumer Services	UltraShort Consumer Services
Ultra Financials	Short Financials	UltraShort Financials
Ultra Health Care	Short Health Care	UltraShort Health Care
Ultra Industrials	Short Industrials	UltraShort Industrials
Ultra Oil & Gas	Short Oil & Gas	UltraShort Oil & Gas
Ultra Precious Metals	Short Precious Metals	UltraShort Precious Metals
Ultra Real Estate	Short Real Estate	UltraShort Real Estate
Ultra Semiconductor	Short Semiconductor	UltraShort Semiconductor
Ultra Technology	Short Technology	UltraShort Technology
Ultra Telecommunications	Short Telecommunications	UltraShort Telecommunications
Ultra Utilities	Short Utilities	UltraShort Utilities

Prospectus

ProShares Trust

January 16, 2007

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSHARES TRUST

ProShares Trust (the “Trust”) is an exchange-traded fund organized as a Delaware business trust that consists of separate investment portfolios (each, a “Fund”). ProShare Advisors LLC (“ProShare Advisors” or “Advisor”) serves as the investment advisor to each Fund.

The shares of each Fund (“Shares”) will be listed on the American Stock Exchange (“Exchange”). Shares trade on the Exchange at market prices that may differ from the indicative intraday value (“IIV”) of the Shares disseminated by the Exchange and may be above, below or equal to the Funds’ end of day net asset value (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Ultra Shares are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash. Creation Units of the Short ProShares are purchased and redeemed in cash.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus—such as information about purchasing and redeeming Shares from or with a Fund and all references to the Transaction Fee imposed on purchases and redemptions—is not relevant to retail investors.

[ProShares Trust Logo]

ProShare Advisors LLC — Investment Advisor

ULTRA PROSHARES

The Ultra ProShares seek to provide daily investment results, before fees and expenses, that double (200%) the daily performance of their applicable indexes.

Fund	Index	Benchmark[1]	Types of Companies in Index
Ultra Russell 2000®	Russell 2000® Index	Double (200%)	Diverse, small capitalization
Ultra S&P SmallCap 600	S&P SmallCap 600	Double (200%)	Diverse, small capitalization
Ultra S&P500/Citigroup Value	S&P500/Citigroup Value	Double (200%)	Diverse, widely traded, large capitalization
Ultra S&P500/Citigroup Growth	S&P500/Citigroup Growth	Double (200%)	Diverse, widely traded, large capitalization
Ultra S&P MidCap 400/Citigroup Value	S&P MidCap 400/Citigroup Value	Double (200%)	Diverse, widely traded, mid-capitalization
Ultra S&P MidCap 400/Citigroup Growth	S&P MidCap 400/Citigroup Growth	Double (200%)	Diverse, widely traded, mid-capitalization
Ultra S&P SmallCap 600/Citigroup Value	S&P SmallCap 600/Citigroup Value	Double (200%)	Diverse, small capitalization
Ultra S&P SmallCap 600/Citigroup Growth	S&P SmallCap 600/Citigroup Growth	Double (200%)	Diverse, small capitalization
Ultra Basic Materials	Dow Jones U.S. Basic Materials Index	Double (200%)	Securities within the basic materials industry in the U.S. equity market
Ultra Biotechnology	Dow Jones U.S. Biotechnology Index	Double (200%)	Securities representing the biotechnology subsector in the U.S. equity market
Ultra Consumer Goods	Dow Jones U.S. Consumer Goods Index	Double (200%)	Securities within the consumer goods industry in the U.S. equity market
Ultra Consumer Services	Dow Jones U.S. Consumer Services Index	Double (200%)	Securities within the consumer services industry in the U.S. equity market
Ultra Financials	Dow Jones U.S. Financials Index	Double (200%)	Securities within the financial industry in the U.S. equity market
Ultra Health Care	Dow Jones U.S. Health Care Index	Double (200%)	Securities within the health care industry in the U.S. equity market
Ultra Industrials	Dow Jones U.S. Industrials Index	Double (200%)	Securities within the industrial industry in the U.S. equity market
Ultra Oil & Gas	Dow Jones U.S. Oil & Gas Index	Double (200%)	Securities within the oil and gas industry in the U.S. equity market
Ultra Precious Metals	Dow Jones U.S. Precious Metals Index	Double (200%)	Securities of companies involved in the mining of precious metals
Ultra Real Estate	Dow Jones U.S. Real Estate Index	Double (200%)	Securities representing the real estate sector in the U.S. equity market
Ultra Semiconductor	Dow Jones U.S. Semiconductor Index	Double (200%)	Securities representing the semiconductor subsector in the U.S. equity market
Ultra Technology	Dow Jones U.S. Technology Index	Double (200%)	Securities within the technology industry in the U.S. equity market
Ultra Telecommunications	Dow Jones U.S. Telecommunications Index	Double (200%)	Securities within the telecommunications industry in the U.S. equity market
Ultra Utilities	Dow Jones U.S. Utilities Index	Double (200%)	Securities within the utilities industry in the U.S. equity market

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

1	A benchmark may be any standard of investment performance to which a fund seeks to match or correlate its performance. The Ultra ProShares and Short ProShares utilize the performance of a multiple of an index, an inverse of an index or an inverse multiple of an index as their benchmark. For example, Ultra Russell 2000 ProShares has a daily benchmark of twice the daily return of the Russell 2000® Index.

Ultra Russell 2000 ProShares

Ticker: [    ]

CUSIP: 74347R842

INVESTMENT OBJECTIVE

Ultra Russell 2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index.

If Ultra Russell 2000 ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000® Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Russell 2000 ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Russell 2000® Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments, in debt securities and/or money market instruments.

The Ultra Russell 2000 ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Ultra Russell 2000 ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Russell 2000 ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Russell 2000 ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Russell 2000 ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Russell 2000 ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Russell 2000 ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Russell 2000 ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Ultra Russell 2000 ProShares to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Russell 2000 ProShares may not be able to dispose of portfolio investments within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Russell 2000 ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the secondary market price varies significantly from NAV and may be below or above the most recently calculated NAV.

•	Market Risk The Ultra Russell 2000 ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Russell 2000 ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Russell 2000 ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•	Volatility Risk Ultra Russell 2000 ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The Ultra Russell 2000 ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the Statement of Additional Information (“SAI”) contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Russell 2000 ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Russell 2000 ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants) *

Sales charges (loads)	None
Fixed transaction fee per orderA	$3,500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $3,500 will be charged when you create or redeem Creation Units of the Ultra Russell 2000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.84%
Total annual fund operating expenses	1.59%
Fee Waivers/Reimbursements B	0.64%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Russell 2000 ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Russell 2000 ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$439

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Russell 2000 ProShares, as of [ ], 2006, is $[ ]. Assuming an investment in a Creation Unit of $[ ] and a 5% return each year, and that an investor pays both the standard $[ ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one year and $[ ] if the Creation Unit is redeemed after three years.

Ultra S&P SmallCap 600 ProShares

Ticker: [    ]

CUSIP: 74347R818

INVESTMENT OBJECTIVE

Ultra S&P SmallCap 600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600 Index®.

If Ultra S&P SmallCap 600 ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P SmallCap 600 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra S&P SmallCap 600 ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the S&P SmallCap 600 Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments, in debt securities and/or money market instruments.

The Ultra S&P SmallCap 600 ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Ultra S&P SmallCap 600 ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra S&P SmallCap 600 ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra S&P SmallCap 600 ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra S&P SmallCap 600 ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra S&P SmallCap 600 ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra S&P SmallCap 600 ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra S&P SmallCap 600 ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Ultra S&P SmallCap 600 ProShares invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Certain derivative securities such as over-the-counter contracts held by a ProShare may also be illiquid. This may prevent the ProShares from limiting losses, realizing gains, or from achieving a high (inverse) correlation with their underlying benchmark index or security. In addition, a ProShare may not be able to pay redemption proceeds within the time periods described in this Prospectus as a result of unusual market conditions, an unusually high volume of redemption requests or other reasons.

•	Market Price Variance Risk The Ultra S&P SmallCap 600 ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra S&P SmallCap 600 ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra S&P SmallCap 600 ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra S&P SmallCap 600 ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•	Volatility Risk Ultra S&P SmallCap 600 ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The Ultra S&P SmallCap 600 ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra S&P SmallCap 600 ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra S&P SmallCap 600 ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants) *

Sales charges (loads)	None
Fixed transaction fee per orderA	$3,000
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $3,000 will be charged when you create or redeem Creation Units of the Ultra S&P SmallCap 600 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.66%
Total annual fund operating expenses	1.41%
Fee Waivers/Reimbursements B	0.46%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra S&P SmallCap 600 ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra S&P SmallCap 600 ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$401

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra S&P SmallCap 600 ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra S&P500/Citigroup Value ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Ultra S&P500/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500/Citigroup Value Index.

If Ultra S&P500/Citigroup Value ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500/Citigroup Value Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra S&P500/Citigroup Value ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the S&P 500/Citigroup Value Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments, in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the financials industry group, which comprised approximately 33% of the market capitalization of the Index

The Ultra S&P500/Citigroup Value ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Ultra S&P500/Citigroup Value ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra S&P500/Citigroup Value ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra S&P500/Citigroup Value ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra S&P500/Citigroup Value ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra S&P500/Citigroup Value ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra S&P500/Citigroup Value ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra S&P500/Citigroup Value ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra S&P500/Citigroup Value ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra S&P500/Citigroup Value ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra S&P500/Citigroup Value ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra S&P500/Citigroup Value ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra S&P500/Citigroup Value ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Value Investing Risk Value investing carries the risk that the market will not recognize a security’s intrinsic value for a longtime, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

•	Volatility Risk Ultra S&P500/Citigroup Value ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The Ultra S&P500/Citigroup Value ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra S&P500/Citigroup Value ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra S&P500/Citigroup Value ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$3,055
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of 3.055 will be charged when you create or redeem Creation Units of the Ultra S&P500/Citigroup Value ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.72%
Total annual fund operating expenses	1.47%
Fee Waivers/Reimbursements B	0.52%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra S&P500/Citigroup Value ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$414

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra S&P500/Citigroup Value ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra S&P500/Citigroup Growth ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Ultra S&P500/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500/Citigroup Growth Index.

If Ultra S&P500/Citigroup Growth ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500/Citigroup Growth Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra S&P500/Citigroup Growth ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the S&P 500/Citigroup Growth Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

The Ultra S&P500/Citigroup Growth ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra S&P500/Citigroup Growth ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra S&P500/Citigroup Growth ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra S&P500/Citigroup Growth ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra S&P500/Citigroup Growth ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra S&P500/Citigroup Growth ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Growth Investing Risk An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Leverage Risk The Ultra S&P500/Citigroup Growth ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra S&P500/Citigroup Growth ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra S&P500/Citigroup Growth ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra S&P500/Citigroup Growth ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra S&P500/Citigroup Growth ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra S&P500/Citigroup Growth ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra S&P500/Citigroup Growth ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The Ultra S&P500/Citigroup Growth ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra S&P500/Citigroup Growth ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra S&P500/Citigroup Growth ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$3,415
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $3,415 will be charged when you create or redeem Creation Units of the Ultra S&P500/Citigroup Growth ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.73%
Total annual fund operating expenses	1.48%
Fee Waivers/Reimbursements B	0.53%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra S&P500/Citigroup Growth ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra S&P500/Citigroup Growth ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$416

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra S&P500/Citigroup Growth ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra S&P MidCap 400/Citigroup Value ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Ultra S&P MidCap 400/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400/Citigroup Value Index.

If Ultra S&P MidCap 400/Citigroup Value ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400/Citigroup Value Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra S&P MidCap 400/Citigroup Value ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the S&P MidCap 400/Citigroup Value Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments, in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the financials industry group, which comprised approximately 25% of the market capitalization of the Index

The Ultra S&P MidCap 400/Citigroup Value ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Ultra S&P MidCap 400/Citigroup Value ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra S&P MidCap 400/Citigroup Value ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra S&P MidCap 400/Citigroup Value ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra S&P MidCap 400/Citigroup Value ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra S&P MidCap 400/Citigroup Value ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra S&P MidCap 400/Citigroup Value ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra S&P MidCap 400/Citigroup Value ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra S&P MidCap 400/Citigroup Value ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra S&P MidCap 400/Citigroup Value ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra S&P MidCap 400/Citigroup Value ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Mid-cap Company Investment Risk Mid-cap company stocks may have greater fluctuations in price than the stocks of large companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Mid-Cap companies may have limited product lines or resources and may be dependant upon a particular market niche.

•	Non-diversification Risk The Ultra S&P MidCap 400/Citigroup Value ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra S&P MidCap 400/Citigroup Value ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Value Investing Risk Value investing carries the risk that the market will not recognize a security’s intrinsic value for a longtime, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

•	Volatility Risk Ultra S&P MidCap 400/Citigroup Value ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The Ultra S&P MidCap 400/Citigroup Value ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra S&P MidCap 400/Citigroup Value ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra S&P MidCap 400/Citigroup Value ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$2,405
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $2,405 will be charged when you create or redeem Creation Units of the Ultra S&P MidCap 400/Citigroup Value ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.72%
Total annual fund operating expenses	1.47%
Fee Waivers/ReimbursementsB	0.52%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra S&P MidCap 400/Citigroup Value ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$414

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra S&P MidCap 400/Citigroup Value ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra S&P MidCap 400/Citigroup Growth ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Ultra S&P MidCap 400/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400/Citigroup Growth Index.

If Ultra S&P MidCap 400/Citigroup Growth ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400/Citigroup Growth Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra S&P MidCap 400/Citigroup Growth ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the S&P MidCap 400/Citigroup Growth Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

The Ultra S&P MidCap 400/Citigroup Growth ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra S&P MidCap 400/Citigroup Growth ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra S&P MidCap 400/Citigroup Growth ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra S&P MidCap 400/Citigroup Growth ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra S&P MidCap 400/Citigroup Growth ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra S&P MidCap 400/Citigroup Growth ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Growth Investing Risk An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Leverage Risk The Ultra S&P MidCap 400/Citigroup Growth ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra S&P MidCap 400/Citigroup Growth ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra S&P MidCap 400/Citigroup Growth ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra S&P MidCap 400/Citigroup Growth ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Mid-cap Company Investment Risk Mid-cap company stocks may have greater fluctuations in price than the stocks of large companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Mid-Cap companies may have limited product lines or resources and may be dependant upon a particular market niche.

•	Non-diversification Risk The Ultra S&P MidCap 400/Citigroup Growth ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra S&P MidCap 400/Citigroup Growth ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra S&P MidCap 400/Citigroup Growth ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The Ultra S&P MidCap 400/Citigroup Growth ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra S&P MidCap 400/Citigroup Growth ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra S&P MidCap 400/Citigroup Growth ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$2,695
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $2,695 will be charged when you create or redeem Creation Units of the Ultra S&P MidCap 400/Citigroup Growth ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.72%
Total annual fund operating expenses	1.47%
Fee Waivers/Reimbursements B	0.52%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra S&P MidCap 400/Citigroup Growth ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra S&P MidCap 400/Citigroup Growth ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$414

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra S&P MidCap 400/Citigroup Growth ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra S&P SmallCap 600/Citigroup Value ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Ultra S&P SmallCap 600/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600/Citigroup Value Index.

If Ultra S&P SmallCap 600/Citigroup Value ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P SmallCap 600/Citigroup Value Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra S&P SmallCap 600/Citigroup Value ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the S&P SmallCap 600/Citigroup Value Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments, in debt securities and/or money market instruments.

The Ultra S&P SmallCap 600/Citigroup Value ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Ultra S&P SmallCap 600/Citigroup Value ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra S&P SmallCap 600/Citigroup Value ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra S&P SmallCap 600/Citigroup Value ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra S&P SmallCap 600/Citigroup Value ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra S&P SmallCap 600/Citigroup Value ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra S&P SmallCap 600/Citigroup Value ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra S&P SmallCap 600/Citigroup Value ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra S&P SmallCap 600/Citigroup Value ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra S&P SmallCap 600/Citigroup Value ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra S&P SmallCap 600/Citigroup Value ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra S&P SmallCap 600/Citigroup Value ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra S&P SmallCap 600/Citigroup Value ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•	Value Investing Risk Value investing carries the risk that the market will not recognize a security’s intrinsic value for a longtime, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

•	Volatility Risk Ultra S&P SmallCap 600/Citigroup Value ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The Ultra S&P SmallCap 600/Citigroup Value ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra S&P SmallCap 600/Citigroup Value ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra S&P SmallCap 600/Citigroup Value ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$3,500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $3,500 will be charged when you create or redeem Creation Units of the Ultra S&P SmallCap 600/Citigroup Value ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.78%
Total annual fund operating expenses	1.53%
Fee Waivers/Reimbursements B	0.58%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra S&P SmallCap 600/Citigroup Value ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$426

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra S&P SmallCap 600/Citigroup Value ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra S&P SmallCap 600/Citigroup Growth ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Ultra S&P SmallCap 600/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

If Ultra S&P SmallCap 600/Citigroup Growth ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P SmallCap 600/Citigroup Growth Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra S&P SmallCap 600/Citigroup Growth ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the S&P SmallCap 600/Citigroup Growth Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

The Ultra S&P SmallCap 600/Citigroup Growth ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra S&P SmallCap 600/Citigroup Growth ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra S&P SmallCap 600/Citigroup Growth ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra S&P SmallCap 600/Citigroup Growth ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra S&P SmallCap 600/Citigroup Growth ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra S&P SmallCap 600/Citigroup Growth ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Growth Investing Risk An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Leverage Risk The Ultra S&P SmallCap 600/Citigroup Growth ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra S&P SmallCap 600/Citigroup Growth ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra S&P SmallCap 600/Citigroup Growth ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra S&P SmallCap 600/Citigroup Growth ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra S&P SmallCap 600/Citigroup Growth ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra S&P SmallCap 600/Citigroup Growth ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•	Volatility Risk Ultra S&P SmallCap 600/Citigroup Growth ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The Ultra S&P SmallCap 600/Citigroup Growth ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra S&P SmallCap 600/Citigroup Growth ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra S&P SmallCap 600/Citigroup Growth ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$3,500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $3,500 will be charged when you create or redeem Creation Units of the Ultra S&P SmallCap 600/Citigroup Growth ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.78%
Total annual fund operating expenses	1.53%
Fee Waivers/Reimbursements B	0.58%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra S&P SmallCap 600/Citigroup Growth ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra S&P SmallCap 600/Citigroup Growth ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$426

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra S&P SmallCap 600/Citigroup Growth ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Basic Materials ProShares

Ticker: [    ]

CUSIP: 74347R776

INVESTMENT OBJECTIVE

Ultra Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Basic Materials Index.

If Ultra Basic Materials ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Basic Materials Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Basic Materials ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Basic Materials Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the chemicals industry group, which comprised approximately 55% of the market capitalization of the Index.

The Ultra Basic Materials ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Basic Materials ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Basic Materials ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Basic Materials ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Basic Materials ProShares may lose money.

•	Concentration Risk Ultra Basic Materials ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Basic Materials ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Basic Materials ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Basic Materials ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Basic Materials ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Basic Materials ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Basic Materials ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Basic Materials ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Basic Materials ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Basic Materials ProShares is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Basic Materials ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Basic Materials ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Basic Materials ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Basic Materials ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Basic Materials ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Basic Materials ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Basic Materials ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Biotechnology ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Ultra Biotechnology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Biotechnology Index.

If Ultra Biotechnology ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Biotechnology Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Biotechnology ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Biotechnology Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the biotechnology industry group, the Fund will be concentrated approximately 100% in the biotechnology industry.

The Ultra Biotechnology ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Biotechnology ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Biotechnology ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Biotechnology ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Biotechnology ProShares may lose money.

•	Concentration Risk Ultra Biotechnology ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Biotechnology ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Biotechnology ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Biotechnology ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Biotechnology ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Biotechnology ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Biotechnology ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Biotechnology ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Biotechnology ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Biotechnology ProShares is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Biotechnology ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Biotechnology ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Biotechnology ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Biotechnology ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Biotechnology ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Biotechnology ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Biotechnology ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Consumer Goods ProShares

Ticker: [    ]

CUSIP: 74347R768

INVESTMENT OBJECTIVE

Ultra Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer Goods Index.

If Ultra Consumer Goods ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Consumer Goods Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Consumer Goods ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Consumer Goods Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the household goods industry group, which comprised approximately 25% of the market capitalization of the Index.

The Ultra Consumer Goods ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Consumer Goods ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Consumer Goods ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Consumer Goods ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Consumer Goods ProShares may lose money.

•	Concentration Risk Ultra Consumer Goods ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Consumer Goods ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Consumer Goods ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Consumer Goods ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Consumer Goods ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Consumer Goods ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Consumer Goods ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Consumer Goods ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Consumer Goods ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Consumer Goods ProShares is also subject to risks faced by companies in the consumer goods economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Consumer Goods ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Consumer Goods ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation

Units of the Ultra Consumer Goods ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$755
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $755 will be charged when you create or redeem Creation Units of the Ultra Consumer Goods ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.65%
Total annual fund operating expenses	1.40%
Fee Waivers/Reimbursements B	0.45%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Consumer Goods ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Consumer Goods ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$399

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Consumer Goods ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Consumer Services ProShares

Ticker: [    ]

CUSIP: 74347R750

INVESTMENT OBJECTIVE

Ultra Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer Services Index.

If Ultra Consumer Services ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Consumer Services Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Consumer Services ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Consumer Services Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the general retailers and media industry groups, which comprised approximately 41% and 30%, respectively, of the market capitalization of the Index.

The Ultra Consumer Services ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Consumer Services ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Consumer Services ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Consumer Services ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Consumer Services ProShares may lose money.

•	Concentration Risk Ultra Consumer Services ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Consumer Services ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Consumer Services ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Consumer Services ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Consumer Services ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Consumer Services ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Consumer Services ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Consumer Services ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Consumer Services ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Consumer Services ProShares is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Consumer Services ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Consumer Services ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Consumer Services ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$1,265
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $1,265 will be charged when you create or redeem Creation Units of the Ultra Consumer Services ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.66%
Total annual fund operating expenses	1.41%
Fee Waivers/Reimbursements B	0.46%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Consumer Services ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Consumer Services ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$401

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Consumer Services ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Financials ProShares

Ticker: [    ]

CUSIP: 74347R743

INVESTMENT OBJECTIVE

Ultra Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Financials Index.

If Ultra Financials ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Financials Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Financials ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Financials Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the banks and general financial industry groups, which comprised approximately 65% and 34%, respectively, of the market capitalization of the Index.

The Ultra Financials ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Financials ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Financials ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Financials ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Financials ProShares may lose money.

•	Concentration Risk Ultra Financials ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Financials ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Financials ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Financials ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Financials ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Financials ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Financials ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Financials ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Financials ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Financials ProShares is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Financials ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Financials ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Financials ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$1,555
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $1,555 will be charged when you create or redeem Creation Units of the Ultra Financials ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.66%
Total annual fund operating expenses	1.41%
Fee Waivers/Reimbursements B	0.46%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Financials ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Financials ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$401

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Financials ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Health Care ProShares

Ticker: [    ]

CUSIP: 74347R735

INVESTMENT OBJECTIVE

Ultra Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Health Care Index.

If Ultra Health Care ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Health Care Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Health Care ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Health Care Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the pharmaceuticals & biotechnology and healthcare equipment & services industry groups, which comprised approximately 64% and 36%, respectively, of the market capitalization of the Index.

The Ultra Health Care ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Health Care ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Health Care ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Health Care ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Health Care ProShares may lose money.

•	Concentration Risk Ultra Health Care ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Health Care ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Health Care ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Health Care ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Health Care ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Health Care ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Health Care ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Health Care ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Health Care ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Health Care ProShares is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Health Care ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Health Care ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Health Care ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$800
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $800 will be charged when you create or redeem Creation Units of the Ultra Health Care ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.65%
Total annual fund operating expenses	1.40%
Fee Waivers/Reimbursements B	0.45%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Health Care ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Health Care ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$399

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Health Care ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Industrials ProShares

Ticker: [    ]

CUSIP: 74347R727

INVESTMENT OBJECTIVE

Ultra Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Industrials Index.

If Ultra Industrials ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Industrials Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Industrials ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Industrials Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the general industrials industry group, which comprised approximately 34% of the market capitalization of the Index.

The Ultra Industrials ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Industrials ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Industrials ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Industrials ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Industrials ProShares may lose money.

•	Concentration Risk Ultra Industrials ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Industrials ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Industrials ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Industrials ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Industrials ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Industrials ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Industrials ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Industrials ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Industrials ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Industrials ProShares is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Industrials ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Industrials ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Industrials ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$1,355
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $1,355 will be charged when you create or redeem Creation Units of the Ultra Industrials ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.66%
Total annual fund operating expenses	1.41%
Fee Waivers/Reimbursements B	0.46%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Industrials ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Industrials ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$401

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Industrials ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Oil & Gas ProShares

Ticker: [    ]

CUSIP: 74347R719

INVESTMENT OBJECTIVE

Ultra Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Oil & Gas Index.

If Ultra Oil & Gas ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Oil & Gas Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Oil & Gas ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Oil & Gas Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the integrated oil and gas and the oil equipment and services industry groups which comprised approximately 74% and 26%, respectively, of the market capitalization of the Index.

The Ultra Oil & Gas ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Oil & Gas ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Oil & Gas ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Oil & Gas ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Oil & Gas ProShares may lose money.

•	Concentration Risk Ultra Oil & Gas ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Oil & Gas ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Oil & Gas ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Oil & Gas ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Oil & Gas ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Oil & Gas ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Oil & Gas ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Oil & Gas ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Oil & Gas ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Oil & Gas ProShares is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Oil & Gas ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Oil & Gas ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Oil & Gas ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Oil & Gas ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.65%
Total annual fund operating expenses	1.40%
Fee Waivers/Reimbursements B	0.45%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Oil & Gas ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Oil & Gas ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$399

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Oil & Gas ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Precious Metals ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Ultra Precious Metals ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Precious Metals Index.

If Ultra Precious Metals ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Precious Metals Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Precious Metals ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Precious Metals Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the precious metals industry group, the Fund will be concentrated approximately 100% in the precious metals industry.

The Ultra Precious Metals ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Precious Metals ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Precious Metals ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Precious Metals ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Precious Metals ProShares may lose money.

•	Concentration Risk Ultra Precious Metals ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Precious Metals ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Precious Metals ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Precious Metals ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Precious Metals ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Precious Metals ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Precious Metals ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Precious Metals ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Precious Metals ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Precious Metals ProShares is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

The Ultra Precious Metals ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Precious Metals ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Precious Metals ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Precious Metals ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Precious Metals ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Precious Metals ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Precious Metals ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Real Estate ProShares

Ticker: [    ]

CUSIP: 74347R677

INVESTMENT OBJECTIVE

Ultra Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Real Estate Index.

If Ultra Real Estate ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Real Estate Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Real Estate ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Real Estate Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the real estate industry group, the Fund will be concentrated approximately 100% in the real estate industry.

The Ultra Real Estate ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Real Estate ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Real Estate ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Real Estate ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Real Estate ProShares may lose money.

•	Concentration Risk Ultra Real Estate ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Real Estate ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Real Estate ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Real Estate ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Real Estate ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Real Estate ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Real Estate ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Real Estate ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Real Estate ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Real Estate ProShares is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment trust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Real Estate ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Real Estate ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Real Estate ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Real Estate ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.65%
Total annual fund operating expenses	1.40%
Fee Waivers/Reimbursements B	0.45%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Real Estate ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Real Estate ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$399

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Real Estate ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Semiconductor ProShares

Ticker: [    ]

CUSIP: 74347R669

INVESTMENT OBJECTIVE

Ultra Semiconductor ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Semiconductor Index.

If Ultra Semiconductor ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Semiconductor Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Semiconductor ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Semiconductor Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the semiconductor industry group, the Fund will be concentrated approximately 100% in the semiconductor industry.

The Ultra Semiconductor ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Semiconductor ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Semiconductor ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Semiconductor ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Semiconductor ProShares may lose money.

•	Concentration Risk Ultra Semiconductor ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Semiconductor ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Semiconductor ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Semiconductor ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Semiconductor ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Semiconductor ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Semiconductor ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Semiconductor ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Semiconductor ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Semiconductor ProShares is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Semiconductor ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Semiconductor ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Semiconductor ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $[ ] will be charged when you create or redeem Creation Units of the Ultra Semiconductor ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/ReimbursementsB	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Semiconductor ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Semiconductor ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Semiconductor ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Technology ProShares

Ticker: [    ]

CUSIP: 74347R693

INVESTMENT OBJECTIVE

Ultra Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Technology Index.

If Ultra Technology ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Technology Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Technology ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Technology Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the technology hardware & equipment and software & computer services industry groups, which comprised 60% and 40%, respectively, of the market capitalization of the Index.

The Ultra Technology ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Technology ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Technology ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Technology ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Technology ProShares may lose money.

•	Concentration Risk Ultra Technology ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Technology ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Technology ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Technology ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Technology ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Technology ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Technology ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Technology ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Technology ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Technology ProShares is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Technology ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Technology ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Technology ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$1,105
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $1,105 will be charged when you create or redeem Creation Units of the Ultra Technology ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.65%
Total annual fund operating expenses	1.40%
Fee Waivers/ReimbursementsB	0.45%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Technology ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Technology ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$399

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Technology ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Telecommunications ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Ultra Telecommunications ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Telecommunications Index.

If Ultra Telecommunications ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Telecommunications Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Telecommunications ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Telecommunications Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the fixed-line communications industry group, which comprised 73% of the market capitalization of the Index.

The Ultra Telecommunications ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Telecommunications ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Telecommunications ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Telecommunications ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Telecommunications ProShares may lose money.

•	Concentration Risk Ultra Telecommunications ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Telecommunications ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Telecommunications ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Telecommunications ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Telecommunications ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Telecommunications ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Telecommunications ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Telecommunications ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Telecommunications ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Telecommunications ProShares is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Telecommunications ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Telecommunications ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Telecommunications ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Telecommunications ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/ReimbursementsB	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Telecommunications ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Telecommunications ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Telecommunications ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Ultra Utilities ProShares

Ticker: [    ]

CUSIP: 74347R685

INVESTMENT OBJECTIVE

Ultra Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Utilities Index.

If Ultra Utilities ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Dow Jones U.S. Utilities Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Ultra Utilities ProShares’ principal investment strategies include:

•	Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of the Dow Jones U.S. Utilities Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets, under normal circumstances, to equity securities contained in the Index and/or financial instruments with similar economic characteristics.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.

•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the electricity and gas, water and multi-utilities industry groups, which comprised approximately 74% and 26%, respectively of the market capitalization of the Index.

The Ultra Utilities ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The Ultra Utilities ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Ultra Utilities ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Ultra Utilities ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Ultra Utilities ProShares may lose money.

•	Concentration Risk Ultra Utilities ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Ultra Utilities ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Leverage Risk The Ultra Utilities ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the Ultra Utilities ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Ultra Utilities ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Ultra Utilities ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Ultra Utilities ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Ultra Utilities ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Volatility Risk Ultra Utilities ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, Ultra Utilities ProShares is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

The Ultra Utilities ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Ultra Utilities ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Utilities ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $[ ] will be charged when you create or redeem Creation Units of the Ultra Utilities ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/ReimbursementsB	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Ultra Utilities ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Utilities ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Ultra Utilities ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

SHORT PROSHARES

The Short ProShares seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of their applicable indexes.

Fund	Index	Benchmark[1]	Types of Companies in Index
Short Russell 2000®	Russell 2000® Index	100% of the Inverse	Diverse, small capitalization
Short S&P Small-Cap 600	S&P Small-Cap 600	100% of the Inverse	Diverse, small capitalization
Short S&P500/Citigroup Value	S&P500/Citigroup Value	100% of the Inverse	Diverse, widely traded, large capitalization
Short S&P500/Citigroup Growth	S&P500/Citigroup Growth	100% of the Inverse	Diverse, widely traded, large capitalization
Short S&P MidCap 400/Citigroup Value	S&P MidCap 400/Citigroup Value	100% of the Inverse	Diverse, widely traded, mid-capitalization
Short S&P MidCap 400/Citigroup Growth	S&P MidCap 400/Citigroup Growth	100% of the Inverse	Diverse, widely traded, mid-capitalization
Short S&P SmallCap 600/Citigroup Value	S&P SmallCap 600/Citigroup Value	100% of the Inverse	Diverse, small capitalization
Short S&P SmallCap 600/Citigroup Growth	S&P SmallCap 600/Citigroup Growth	100% of the Inverse	Diverse, small capitalization
Short Basic Materials	Dow Jones U.S. Basic Materials Index	100% of the Inverse	Securities within the basic materials industry in the U.S. equity market
Short Biotechnology	Dow Jones U.S. Biotechnology Index	100% of the Inverse	Securities representing the biotechnology subsector in the U.S. equity market
Short Consumer Goods	Dow Jones U.S. Consumer Goods Index	100% of the Inverse	Securities within the consumer goods industry in the U.S. equity market
Short Consumer Services	Dow Jones U.S. Consumer Services Index	100% of the Inverse	Securities within the consumer services industry in the U.S. equity market
Short Financials	Dow Jones U.S. Financials Index	100% of the Inverse	Securities within the financial industry in the U.S. equity market
Short Health Care	Dow Jones U.S. Health Care Index	100% of the Inverse	Securities within the health care industry in the U.S. equity market
Short Industrials	Dow Jones U.S. Industrials Index	100% of the Inverse	Securities within the industrial industry in the U.S. equity market
Short Oil & Gas	Dow Jones U.S. Oil & Gas Index	100% of the Inverse	Securities within the oil and gas industry in the U.S. equity market
Short Precious Metals	Dow Jones U.S. Precious Metals Index	100% of the Inverse	Securities of companies involved in the mining of precious metals
Short Real Estate	Dow Jones U.S. Real Estate Index	100% of the Inverse	Securities representing the real estate sector in the U.S. equity market
Short Semiconductor	Dow Jones U.S. Semiconductor Index	100% of the Inverse	Securities representing the semiconductor subsector in the U.S. equity market
Short Technology	Dow Jones U.S. Technology Index	100% of the Inverse	Securities within the technology industry in the U.S. equity market
Short Telecommunications	Dow Jones U.S. Telecommunications Index	100% of the Inverse	Securities within the telecommunications industry in the U.S. equity market

Short Utilities	Dow Jones U.S. Utilities Index	100% of the Inverse	Securities within the utilities industry in the U.S. equity market
Ultra Russell 2000®	Russell 2000® Index	200% of the Inverse	Diverse, small capitalization
Ultra S&P Small-Cap 600	S&P Small-Cap 600	200% of the Inverse	Diverse, small capitalization
Ultra S&P500/Citigroup Value	S&P500/Citigroup Value	200% of the Inverse	Diverse, widely traded, large capitalization
Ultra S&P500/Citigroup Growth	S&P500/Citigroup Growth	200% of the Inverse	Diverse, widely traded, large capitalization
Ultra S&P MidCap 400/Citigroup Value	S&P MidCap 400/Citigroup Value	200% of the Inverse	Diverse, widely traded, mid-capitalization
Ultra S&P MidCap 400/Citigroup Growth	S&P MidCap 400/Citigroup Growth	200% of the Inverse	Diverse, widely traded, mid-capitalization
Ultra S&P SmallCap 600/Citigroup Value	S&P SmallCap 600/Citigroup Value	200% of the Inverse	Diverse, small capitalization
Ultra S&P SmallCap 600/Citigroup Growth	S&P SmallCap 600/Citigroup Growth	200% of the Inverse	Diverse, small capitalization
Ultra Basic Materials	Dow Jones U.S. Basic Materials Index	200% of the Inverse	Securities within the basic materials industry in the U.S. equity market
Ultra Biotechnology	Dow Jones U.S. Biotechnology Index	200% of the Inverse	Securities representing the biotechnology subsector in the U.S. equity market
Ultra Consumer Goods	Dow Jones U.S. Consumer Goods Index	200% of the Inverse	Securities within the consumer goods industry in the U.S. equity market
Ultra Consumer Services	Dow Jones U.S. Consumer Services Index	200% of the Inverse	Securities within the consumer services industry in the U.S. equity market
Ultra Financials	Dow Jones U.S. Financials Index	200% of the Inverse	Securities within the financial industry in the U.S. equity market
Ultra Health Care	Dow Jones U.S. Health Care Index	200% of the Inverse	Securities within the health care industry in the U.S. equity market
Ultra Industrials	Dow Jones U.S. Industrials Index	200% of the Inverse	Securities within the industrial industry in the U.S. equity market
Ultra Oil & Gas	Dow Jones U.S. Oil & Gas Index	200% of the Inverse	Securities within the oil and gas industry in the U.S. equity market
Ultra Precious Metals	Dow Jones U.S. Precious Metals Index	200% of the Inverse	Securities of companies involved in the mining of precious metals
Ultra Real Estate	Dow Jones U.S. Real Estate Index	200% of the Inverse	Securities representing the real estate sector in the U.S. equity market
Ultra Semiconductor	Dow Jones U.S. Semiconductor Index	200% of the Inverse	Securities representing the semiconductor subsector in the U.S. equity market
Ultra Technology	Dow Jones U.S. Technology Index	200% of the Inverse	Securities within the technology industry in the U.S. equity market
Ultra Telecommunications	Dow Jones U.S. Telecommunications Index	200% of the Inverse	Securities within the telecommunications industry in the U.S. equity market
Ultra Utilities	Dow Jones U.S. Utilities Index	200% of the Inverse	Securities within the utilities industry in the U.S. equity market

The Short ProShares may be appropriate for investors who believe that the value of a particular index will decrease and desire to earn a profit as a result of the index declining or who want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn that they anticipate.

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

Short Russell 2000 ProShares

Ticker: [    ]

CUSIP: 74347R826

INVESTMENT OBJECTIVE

Short Russell 2000 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index.

If Short Russell 2000 ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Russell 2000® Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Russell 2000 ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Russell 2000® Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

PRINCIPAL RISK CONSIDERATIONS

The Short Russell 2000 ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Russell 2000 ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Russell 2000 ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Russell 2000 ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Russell 2000 ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Russell 2000 ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Russell 2000 ProShares may not be able to dispose of portfolio investments within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Russell 2000 ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the secondary market price varies significantly from NAV and may be below or above the most recently calculated NAV.

•	Market Risk The Short Russell 2000 ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Russell 2000 ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Russell 2000 ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Russell 2000 ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

The Short Russell 2000 ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the Statement of Additional Information (“SAI”) contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Russell 2000 ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Russell 2000 ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants) *

Sales charges (loads)	None
Fixed transaction fee per orderA	$2,000
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $2,000 will be charged when you create or redeem Creation Units of the Short Russell 2000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/ReimbursementsB	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Russell 2000 ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Russell 2000 ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Russell 2000 ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short S&P SmallCap 600 ProShares

Ticker: [    ]

CUSIP: 74347R784

INVESTMENT OBJECTIVE

Short S&P SmallCap 600 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600 Index®.

If Short S&P SmallCap 600 ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P SmallCap 600 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short S&P SmallCap 600 ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the S&P SmallCap 600 Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

PRINCIPAL RISK CONSIDERATIONS

The Short S&P SmallCap 600 ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short S&P SmallCap 600 ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short S&P SmallCap 600 ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short S&P SmallCap 600 ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short S&P SmallCap 600 ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short S&P SmallCap 600 ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Short S&P SmallCap 600 ProShares invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Certain derivative securities such as over-the-counter contracts held by a ProShare may also be illiquid. This may prevent the ProShares from limiting losses, realizing gains, or from achieving a high (inverse) correlation with their underlying benchmark index or security. In addition, a ProShare may not be able to pay redemption proceeds within the time periods described in this Prospectus as a result of unusual market conditions, an unusually high volume of redemption requests or other reasons.

•	Market Price Variance Risk The Short S&P SmallCap 600 ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short S&P SmallCap 600 ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short S&P SmallCap 600 ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short S&P SmallCap 600 ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short S&P SmallCap 600 ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

The Short S&P SmallCap 600 ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short S&P SmallCap 600 ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short S&P SmallCap 600 ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants) *

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short S&P SmallCap 600 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.61%
Total annual fund operating expenses	1.36%
Fee Waivers/ReimbursementsB	0.41%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short S&P SmallCap 600 ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short S&P SmallCap 600 ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$390

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short S&P SmallCap 600 ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short S&P500/Citigroup Value ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short S&P500/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500/Citigroup Value Index.

If Short S&P500/Citigroup Value ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P 500/Citigroup Value Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short S&P500/Citigroup Value ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the S&P 500/Citigroup Value Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the financials industry group, which comprised approximately 33% of the market capitalization of the Index

PRINCIPAL RISK CONSIDERATIONS

The Short S&P500/Citigroup Value ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short S&P500/Citigroup Value ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short S&P500/Citigroup Value ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short S&P500/Citigroup Value ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short S&P500/Citigroup Value ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short S&P500/Citigroup Value ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short S&P500/Citigroup Value ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short S&P500/Citigroup Value ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short S&P500/Citigroup Value ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short S&P500/Citigroup Value ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short S&P500/Citigroup Value ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short S&P500/Citigroup Value ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Value Investing Risk Value investing carries the risk that the market will not recognize a security’s intrinsic value for a longtime, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

The Short S&P500/Citigroup Value ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short S&P500/Citigroup Value ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short S&P500/Citigroup Value ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short S&P500/Citigroup Value ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/Reimbursements B	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short S&P500/Citigroup Value ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short S&P500/Citigroup Value ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short S&P500/Citigroup Growth ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short S&P500/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500/Citigroup Growth Index.

If Short S&P500/Citigroup Growth ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P 500/Citigroup Growth Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short S&P500/Citigroup Growth ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the S&P 500/Citigroup Growth Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

PRINCIPAL RISK CONSIDERATIONS

The Short S&P500/Citigroup Growth ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short S&P500/Citigroup Growth ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short S&P500/Citigroup Growth ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short S&P500/Citigroup Growth ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short S&P500/Citigroup Growth ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Growth Investing Risk An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Inverse Correlation Risk Shareholders in Short S&P500/Citigroup Growth ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short S&P500/Citigroup Growth ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short S&P500/Citigroup Growth ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short S&P500/Citigroup Growth ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short S&P500/Citigroup Growth ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short S&P500/Citigroup Growth ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short S&P500/Citigroup Growth ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

The Short S&P500/Citigroup Growth ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short S&P500/Citigroup Growth ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short S&P500/Citigroup Growth ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short S&P500/Citigroup Growth ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/ReimbursementsB	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short S&P500/Citigroup Growth ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short S&P500/Citigroup Growth ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short S&P500/Citigroup Growth ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short S&P MidCap 400/Citigroup Value ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short S&P MidCap 400/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400/Citigroup Value Index.

If Short S&P MidCap 400/Citigroup Value ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P MidCap 400/Citigroup Value Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short S&P MidCap 400/Citigroup Value ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the S&P MidCap 400/Citigroup Value Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the financials industry group, which comprised approximately 25% of the market capitalization of the Index

PRINCIPAL RISK CONSIDERATIONS

The Short S&P MidCap 400/Citigroup Value ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short S&P MidCap 400/Citigroup Value ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short S&P MidCap 400/Citigroup Value ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short S&P MidCap 400/Citigroup Value ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short S&P MidCap 400/Citigroup Value ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short S&P MidCap 400/Citigroup Value ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short S&P MidCap 400/Citigroup Value ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short S&P MidCap 400/Citigroup Value ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short S&P MidCap 400/Citigroup Value ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Mid-cap Company Investment Risk Mid-cap company stocks may have greater fluctuations in price than the stocks of large companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Mid-Cap companies may have limited product lines or resources and may be dependant upon a particular market niche.

•	Non-diversification Risk The Short S&P MidCap 400/Citigroup Value ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short S&P MidCap 400/Citigroup Value ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short S&P MidCap 400/Citigroup Value ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Value Investing Risk Value investing carries the risk that the market will not recognize a security’s intrinsic value for a longtime, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

The Short S&P MidCap 400/Citigroup Value ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short S&P MidCap 400/Citigroup Value ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short S&P MidCap 400/Citigroup Value ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short S&P MidCap 400/Citigroup Value ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/Reimbursements B	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised.

Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short S&P MidCap 400/Citigroup Value ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short S&P MidCap 400/Citigroup Value ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short S&P MidCap 400/Citigroup Growth ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short S&P MidCap 400/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400/Citigroup Growth Index.

If Short S&P MidCap 400/Citigroup Growth ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P MidCap 400/Citigroup Growth Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short S&P MidCap 400/Citigroup Growth ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the S&P MidCap 400/Citigroup Growth Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

PRINCIPAL RISK CONSIDERATIONS

The Short S&P MidCap 400/Citigroup Growth ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short S&P MidCap 400/Citigroup Growth ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short S&P MidCap 400/Citigroup Growth ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short S&P MidCap 400/Citigroup Growth ProShares may lose money.

•

Credit Risk    An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short S&P MidCap 400/Citigroup Growth ProShares’

performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Growth Investing Risk An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Inverse Correlation Risk Shareholders in Short S&P MidCap 400/Citigroup Growth ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short S&P MidCap 400/Citigroup Growth ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short S&P MidCap 400/Citigroup Growth ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short S&P MidCap 400/Citigroup Growth ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Mid-cap Company Investment Risk Mid-cap company stocks may have greater fluctuations in price than the stocks of large companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Mid-Cap companies may have limited product lines or resources and may be dependant upon a particular market niche.

•	Non-diversification Risk The Short S&P MidCap 400/Citigroup Growth ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short S&P MidCap 400/Citigroup Growth ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short S&P MidCap 400/Citigroup Growth ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

The Short S&P MidCap 400/Citigroup Growth ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short S&P MidCap 400/Citigroup Growth ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short S&P MidCap 400/Citigroup Growth ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short S&P MidCap 400/Citigroup Growth ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/Reimbursements B	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short S&P MidCap 400/Citigroup Growth ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short S&P MidCap 400/Citigroup Growth ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short S&P MidCap 400/Citigroup Growth ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short S&P SmallCap 600/Citigroup Value ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short S&P SmallCap 600/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600/Citigroup Value Index.

If Short S&P SmallCap 600/Citigroup Value ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P SmallCap 600/Citigroup Value Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short S&P SmallCap 600/Citigroup Value ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the S&P SmallCap 600/Citigroup Value Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

PRINCIPAL RISK CONSIDERATIONS

The Short S&P SmallCap 600/Citigroup Value ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short S&P SmallCap 600/Citigroup Value ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short S&P SmallCap 600/Citigroup Value ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short S&P SmallCap 600/Citigroup Value ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short S&P SmallCap 600/Citigroup Value ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short S&P SmallCap 600/Citigroup Value ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short S&P SmallCap 600/Citigroup Value ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short S&P SmallCap 600/Citigroup Value ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short S&P SmallCap 600/Citigroup Value ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short S&P SmallCap 600/Citigroup Value ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short S&P SmallCap 600/Citigroup Value ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short S&P SmallCap 600/Citigroup Value ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•	Value Investing Risk Value investing carries the risk that the market will not recognize a security’s intrinsic value for a longtime, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

The Short S&P SmallCap 600/Citigroup Value ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short S&P SmallCap 600/Citigroup Value ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short S&P SmallCap 600/Citigroup Value ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short S&P SmallCap 600/Citigroup Value ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/Reimbursements B	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short S&P SmallCap 600/Citigroup Value ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short S&P SmallCap 600/Citigroup Value ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short S&P SmallCap 600/Citigroup Growth ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short S&P SmallCap 600/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

If Short S&P SmallCap 600/Citigroup Growth ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P SmallCap 600/Citigroup Growth Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short S&P SmallCap 600/Citigroup Growth ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the S&P SmallCap 600/Citigroup Growth Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

PRINCIPAL RISK CONSIDERATIONS

The Short S&P SmallCap 600/Citigroup Growth ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short S&P SmallCap 600/Citigroup Growth ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short S&P SmallCap 600/Citigroup Growth ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short S&P SmallCap 600/Citigroup Growth ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short S&P SmallCap 600/Citigroup Growth ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Growth Investing Risk An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Inverse Correlation Risk Shareholders in Short S&P SmallCap 600/Citigroup Growth ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short S&P SmallCap 600/Citigroup Growth ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short S&P SmallCap 600/Citigroup Growth ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short S&P SmallCap 600/Citigroup Growth ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short S&P SmallCap 600/Citigroup Growth ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short S&P SmallCap 600/Citigroup Growth ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short S&P SmallCap 600/Citigroup Growth ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

The Short S&P SmallCap 600/Citigroup Growth ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short S&P SmallCap 600/Citigroup Growth ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short S&P SmallCap 600/Citigroup Growth ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short S&P SmallCap 600/Citigroup Growth ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/Reimbursements B	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short S&P SmallCap 600/Citigroup Growth ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short S&P SmallCap 600/Citigroup Growth ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short S&P SmallCap 600/Citigroup Growth ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Basic Materials ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index.

If Short Basic Materials ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Basic Materials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Basic Materials ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Basic Materials Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the chemicals industry group, which comprised approximately 55% of the market capitalization of the Index.

PRINCIPAL RISK CONSIDERATIONS

The Short Basic Materials ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Basic Materials ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Basic Materials ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Basic Materials ProShares may lose money.

•	Concentration Risk Short Basic Materials ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Basic Materials ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Basic Materials ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Basic Materials ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Basic Materials ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Basic Materials ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Basic Materials ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Basic Materials ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Basic Materials ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Basic Materials ProShares is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Basic Materials ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Basic Materials ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Basic Materials ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Basic Materials ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Basic Materials ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Basic Materials ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Basic Materials ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Basic Materials ProShares, as of [    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Biotechnology ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Biotechnology ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index.

If Short Biotechnology ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Biotechnology Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Biotechnology ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Biotechnology Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the biotechnology industry group, the Fund will be concentrated approximately 100% in the biotechnology industry

PRINCIPAL RISK CONSIDERATIONS

The Short Biotechnology ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Biotechnology ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Biotechnology ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Biotechnology ProShares may lose money.

•	Concentration Risk Short Biotechnology ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Biotechnology ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Biotechnology ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Biotechnology ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Biotechnology ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Biotechnology ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Biotechnology ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Biotechnology ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Biotechnology ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Biotechnology ProShares is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Biotechnology ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Biotechnology ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Biotechnology ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Biotechnology ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $[ ] will be charged when you create or redeem Creation Units of the Short Biotechnology ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Biotechnology ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Biotechnology ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Biotechnology ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Consumer Goods ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index.

If Short Consumer Goods ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Consumer Goods Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Consumer Goods ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Consumer Goods Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the household goods industry group, which comprised approximately 25% of the market capitalization of the Index.

PRINCIPAL RISK CONSIDERATIONS

The Short Consumer Goods ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Consumer Goods ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Consumer Goods ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Consumer Goods ProShares may lose money.

•	Concentration Risk Short Consumer Goods ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Consumer Goods ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Consumer Goods ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Consumer Goods ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Consumer Goods ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Consumer Goods ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Consumer Goods ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Consumer Goods ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Consumer Goods ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Consumer Goods ProShares is also subject to risks faced by companies in the consumer goods economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Consumer Goods ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Consumer Goods ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Consumer Goods ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Consumer Goods ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Consumer Goods ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Consumer Goods ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Consumer Goods ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Consumer Goods ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Consumer Services ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index.

If Short Consumer Services ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Consumer Services Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Consumer Services ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Consumer Services Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the general retailers and media industry groups, which comprised approximately 41% and 30%, respectively, of the market capitalization of the Index.

PRINCIPAL RISK CONSIDERATIONS

The Short Consumer Services ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Consumer Services ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Consumer Services ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Consumer Services ProShares may lose money.

•	Concentration Risk Short Consumer Services ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Consumer Services ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Consumer Services ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Consumer Services ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Consumer Services ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Consumer Services ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Consumer Services ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Consumer Services ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Consumer Services ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Consumer Services ProShares is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Consumer Services ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Consumer Services ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Consumer Services ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Consumer Services ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Consumer Services ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Consumer Services ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Consumer Services ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Consumer Services ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Financials ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Financials ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index.

If Short Financials ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Financials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Financials ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Financials Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the banks and general financial industry groups, which comprised approximately 65% and 34%, respectively, of the market capitalization of the Index

PRINCIPAL RISK CONSIDERATIONS

The Short Financials ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Financials ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Financials ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Financials ProShares may lose money.

•	Concentration Risk Short Financials ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Financials ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Financials ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Financials ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Financials ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Financials ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Financials ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Financials ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Financials ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Financials ProShares is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Financials ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Financials ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Financials ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Financials ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Financials ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Financials ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Financials ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Financials ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Health Care ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index.

If Short Health Care ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Health Care Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Health Care ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Health Care Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the pharmaceuticals & biotechnology and healthcare equipment & services industry groups, which comprised approximately 64% and 36%, respectively, of the market capitalization of the Index.

PRINCIPAL RISK CONSIDERATIONS

The Short Health Care ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Health Care ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Health Care ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Health Care ProShares may lose money.

•	Concentration Risk Short Health Care ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Health Care ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Health Care ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Health Care ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Health Care ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Health Care ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Health Care ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Health Care ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Health Care ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Health Care ProShares is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Health Care ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Health Care ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Health Care ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Health Care ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $[ ] will be charged when you create or redeem Creation Units of the Short Health Care ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Health Care ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Health Care ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Health Care ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Industrials ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index.

If Short Industrials ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Industrials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Industrials ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Industrials Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the general industrials industry group, which comprised approximately 34% of the market capitalization of the Index.

PRINCIPAL RISK CONSIDERATIONS

The Short Industrials ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Industrials ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Industrials ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Industrials ProShares may lose money.

•	Concentration Risk Short Industrials ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Industrials ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Industrials ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Industrials ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Industrials ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Industrials ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Industrials ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Industrials ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Industrials ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Industrials ProShares is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Industrials ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Industrials ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Industrials ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Industrials ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Industrials ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Industrials ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Industrials ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Industrials ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Oil & Gas ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

If Short Oil & Gas ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Oil & Gas Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Oil & Gas ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Oil & Gas Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the integrated oil and gas and the oil equipment and services industry groups which comprised approximately 74% and 26%, respectively, of the market capitalization of the Index.

PRINCIPAL RISK CONSIDERATIONS

The Short Oil & Gas ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Oil & Gas ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Oil & Gas ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Oil & Gas ProShares may lose money.

•	Concentration Risk Short Oil & Gas ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Oil & Gas ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Oil & Gas ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Oil & Gas ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Oil & Gas ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Oil & Gas ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Oil & Gas ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Oil & Gas ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Oil & Gas ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Oil & Gas ProShares is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Oil & Gas ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Oil & Gas ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Oil & Gas ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Oil & Gas ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Oil & Gas ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Oil & Gas ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Oil & Gas ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Oil & Gas ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Precious Metals ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Precious Metals ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Precious Metals Index.

If Short Precious Metals ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Precious Metals Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Precious Metals ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Precious Metals Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the precious metals industry group, the Fund will be concentrated approximately 100% in the precious metals industry.

PRINCIPAL RISK CONSIDERATIONS

The Short Precious Metals ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Precious Metals ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Precious Metals ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Precious Metals ProShares may lose money.

•	Concentration Risk Short Precious Metals ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Precious Metals ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Precious Metals ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Precious Metals ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Precious Metals ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Precious Metals ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Precious Metals ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Precious Metals ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Precious Metals ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Precious Metals ProShares is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses. As noted above, the Short Precious Metals ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Precious Metals Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Precious Metals ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Precious Metals ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Precious Metals ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Precious Metals ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Precious Metals ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Precious Metals ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Precious Metals ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Real Estate ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index.

If Short Real Estate ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Real Estate Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Real Estate ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Real Estate Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the real estate industry group, the Fund will be concentrated approximately 100% in the real estate industry.

PRINCIPAL RISK CONSIDERATIONS

The Short Real Estate ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Real Estate ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Real Estate ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Real Estate ProShares may lose money.

•	Concentration Risk Short Real Estate ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Real Estate ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Real Estate ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Real Estate ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Real Estate ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Real Estate ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Real Estate ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Real Estate ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Real Estate ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Real Estate ProShares is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment trust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Real Estate ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Real Estate ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Real Estate ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Real Estate ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Real Estate ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Real Estate ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Real Estate ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Real Estate ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Semiconductor ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Semiconductor ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Semiconductor Index.

If Short Semiconductor ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Semiconductor Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Semiconductor ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Semiconductor Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the semiconductor industry group, the Fund will be concentrated approximately 100% in the semiconductor industry

PRINCIPAL RISK CONSIDERATIONS

The Short Semiconductor ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Semiconductor ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Semiconductor ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Semiconductor ProShares may lose money.

•	Concentration Risk Short Semiconductor ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Semiconductor ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Semiconductor ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Semiconductor ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Semiconductor ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Semiconductor ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Semiconductor ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Semiconductor ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Semiconductor ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Semiconductor ProShares is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Semiconductor ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Semiconductor Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Semiconductor ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Semiconductor ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Semiconductor ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Semiconductor ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised.

Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Semiconductor ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Semiconductor ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Semiconductor ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Technology ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Technology ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index.

If Short Technology ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Technology Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Technology ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Technology Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the technology hardware & equipment and software & computer services industry groups, which comprised 60% and 40%, respectively, of the market capitalization of the Index.

PRINCIPAL RISK CONSIDERATIONS

The Short Technology ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Technology ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Technology ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Technology ProShares may lose money.

•	Concentration Risk Short Technology ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Technology ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Technology ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Technology ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Technology ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Technology ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Technology ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Technology ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Technology ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Technology ProShares is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Technology ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Technology ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Technology ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Technology ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Technology ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Technology ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Technology ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Technology ProShares, as of January 16 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Telecommunications ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Telecommunications ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index.

If Short Telecommunications ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Telecommunications Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Telecommunications ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Telecommunications Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the fixed-line communications industry group, which comprised 73% of the market capitalization of the Index.

PRINCIPAL RISK CONSIDERATIONS

The Short Telecommunications ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Telecommunications ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Telecommunications ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Telecommunications ProShares may lose money.

•	Concentration Risk Short Telecommunications ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Telecommunications ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Telecommunications ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Telecommunications ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Telecommunications ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Telecommunications ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Telecommunications ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Telecommunications ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Telecommunications ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Telecommunications ProShares is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Telecommunications ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Telecommunications ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Telecommunications ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Telecommunications ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Telecommunications ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised.

Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Telecommunications ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Telecommunications ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Telecommunications ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

Short Utilities ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

Short Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Utilities Index.

If Short Utilities ProShares is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Utilities Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The Short Utilities ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the inverse of the Dow Jones U.S. Utilities Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the electricity and gas, water and multi-utilities industry groups, which comprised approximately 74% and 26%, respectively of the market capitalization of the Index.

PRINCIPAL RISK CONSIDERATIONS

The Short Utilities ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The Short Utilities ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the Short Utilities ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the Short Utilities ProShares may lose money.

•	Concentration Risk Short Utilities ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Short Utilities ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in Short Utilities ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Liquidity Risk In certain circumstances, the Short Utilities ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The Short Utilities ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The Short Utilities ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The Short Utilities ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, Short Utilities ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The Short Utilities ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

In addition to the risks noted above, Short Utilities ProShares is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the Short Utilities ProShares seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Utilities Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The Short Utilities ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the Short Utilities ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Short Utilities ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Short Utilities ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the Short Utilities ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Short Utilities ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the Short Utilities ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Russell 2000 ProShares

Ticker: [    ]

CUSIP: 74347R834

INVESTMENT OBJECTIVE

UltraShort Russell 2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index.

If UltraShort Russell 2000 ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Russell 2000® Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Russell 2000 ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Russell 2000® Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

The UltraShort Russell 2000 ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the UltraShort Russell 2000 ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Russell 2000 ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Russell 2000 ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Russell 2000 ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Russell 2000 ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Russell 2000 ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Russell 2000 ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Russell 2000 ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the UltraShort Russell 2000 ProShares to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Russell 2000 ProShares may not be able to dispose of portfolio investments within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Russell 2000 ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the secondary market price varies significantly from NAV and may be below or above the most recently calculated NAV.

•	Market Risk The UltraShort Russell 2000 ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Russell 2000 ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Russell 2000 ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Russell 2000 ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•	Volatility Risk UltraShort Russell 2000 ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The UltraShort Russell 2000 ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the Statement of Additional Information (“SAI”) contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Russell 2000 ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Russell 2000 ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants) *

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Russell 2000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/Reimbursements B	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Russell 2000 ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Russell 2000 ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Russell 2000 ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort S&P SmallCap 600 ProShares

Ticker: [    ]

CUSIP: 74347R792

INVESTMENT OBJECTIVE

UltraShort S&P SmallCap 600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600 Index®.

If UltraShort S&P SmallCap 600 ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P SmallCap 600 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort S&P SmallCap 600 ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P SmallCap 600 Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

The UltraShort S&P SmallCap 600 ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the UltraShort S&P SmallCap 600 ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort S&P SmallCap 600 ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort S&P SmallCap 600 ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort S&P SmallCap 600 ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort S&P SmallCap 600 ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort S&P SmallCap 600 ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort S&P SmallCap 600 ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort S&P SmallCap 600 ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the UltraShort S&P SmallCap 600 ProShares invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Certain derivative securities such as over-the-counter contracts held by a ProShare may also be illiquid. This may prevent the ProShares from limiting losses, realizing gains, or from achieving a high (inverse) correlation with their underlying benchmark index or security. In addition, a ProShare may not be able to pay redemption proceeds within the time periods described in this Prospectus as a result of unusual market conditions, an unusually high volume of redemption requests or other reasons.

•	Market Price Variance Risk The UltraShort S&P SmallCap 600 ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort S&P SmallCap 600 ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort S&P SmallCap 600 ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort S&P SmallCap 600 ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort S&P SmallCap 600 ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•	Volatility Risk UltraShort S&P SmallCap 600 ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The UltraShort S&P SmallCap 600 ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort S&P SmallCap 600 ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort S&P SmallCap 600 ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants) *

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort S&P SmallCap 600 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.61%
Total annual fund operating expenses	1.36%
Fee Waivers/Reimbursements B	0.41%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort S&P SmallCap 600 ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort S&P SmallCap 600 ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$390

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort S&P SmallCap 600 ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort S&P500/Citigroup Value ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

UltraShort S&P500/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500/Citigroup Value Index.

If UltraShort S&P500/Citigroup Value ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500/Citigroup Value Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort S&P500/Citigroup Value ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P 500/Citigroup Value Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the financials industry group, which comprised approximately 33% of the market capitalization of the Index

The UltraShort S&P500/Citigroup Value ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the UltraShort S&P500/Citigroup Value ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort S&P500/Citigroup Value ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort S&P500/Citigroup Value ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort S&P500/Citigroup Value ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort S&P500/Citigroup Value ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort S&P500/Citigroup Value ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort S&P500/Citigroup Value ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort S&P500/Citigroup Value ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage.

Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort S&P500/Citigroup Value ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort S&P500/Citigroup Value ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort S&P500/Citigroup Value ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort S&P500/Citigroup Value ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort S&P500/Citigroup Value ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort S&P500/Citigroup Value ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Value Investing Risk Value investing carries the risk that the market will not recognize a security’s intrinsic value for a longtime, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

•	Volatility Risk UltraShort S&P500/Citigroup Value ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The UltraShort S&P500/Citigroup Value ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort S&P500/Citigroup Value ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort S&P500/Citigroup Value ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort S&P500/Citigroup Value ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/ReimbursementsB	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort S&P500/Citigroup Value ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort S&P500/Citigroup Value ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort S&P500/Citigroup Growth ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

UltraShort S&P500/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500/Citigroup Growth Index.

If UltraShort S&P500/Citigroup Growth ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500/Citigroup Growth Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort S&P500/Citigroup Growth ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P 500/Citigroup Growth Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

The UltraShort S&P500/Citigroup Growth ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort S&P500/Citigroup Growth ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort S&P500/Citigroup Growth ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort S&P500/Citigroup Growth ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort S&P500/Citigroup Growth ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort S&P500/Citigroup Growth ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Growth Investing Risk An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Inverse Correlation Risk Shareholders in UltraShort S&P500/Citigroup Growth ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort S&P500/Citigroup Growth ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage.

Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort S&P500/Citigroup Growth ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort S&P500/Citigroup Growth ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort S&P500/Citigroup Growth ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort S&P500/Citigroup Growth ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort S&P500/Citigroup Growth ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort S&P500/Citigroup Growth ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort S&P500/Citigroup Growth ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The UltraShort S&P500/Citigroup Growth ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort S&P500/Citigroup Growth ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort S&P500/Citigroup Growth ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $[ ] will be charged when you create or redeem Creation Units of the UltraShort S&P500/Citigroup Growth ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/Reimbursements B	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort S&P500/Citigroup Growth ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort S&P500/Citigroup Growth ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort S&P500/Citigroup Growth ProShares, as of January 16, 2006, is $ [    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort S&P MidCap 400/Citigroup Value ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

UltraShort S&P MidCap 400/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400/Citigroup Value Index.

If UltraShort S&P MidCap 400/Citigroup Value ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P MidCap 400/Citigroup Value Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort S&P MidCap 400/Citigroup Value ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P MidCap 400/Citigroup Value Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the financials industry group, which comprised approximately 25% of the market capitalization of the Index

The UltraShort S&P MidCap 400/Citigroup Value ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the UltraShort S&P MidCap 400/Citigroup Value ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort S&P MidCap 400/Citigroup Value ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort S&P MidCap 400/Citigroup Value ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort S&P MidCap 400/Citigroup Value ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort S&P MidCap 400/Citigroup Value ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort S&P MidCap 400/Citigroup Value ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort S&P MidCap 400/Citigroup Value ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort S&P MidCap 400/Citigroup Value ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort S&P MidCap 400/Citigroup Value ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort S&P MidCap 400/Citigroup Value ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort S&P MidCap 400/Citigroup Value ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Mid-cap Company Investment Risk Mid-cap company stocks may have greater fluctuations in price than the stocks of large companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Mid-Cap companies may have limited product lines or resources and may be dependant upon a particular market niche.

•	Non-diversification Risk The UltraShort S&P MidCap 400/Citigroup Value ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort S&P MidCap 400/Citigroup Value ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort S&P MidCap 400/Citigroup Value ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Value Investing Risk Value investing carries the risk that the market will not recognize a security’s intrinsic value for a longtime, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

•	Volatility Risk UltraShort S&P MidCap 400/Citigroup Value ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The UltraShort S&P MidCap 400/Citigroup Value ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort S&P MidCap 400/Citigroup Value ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort S&P MidCap 400/Citigroup Value ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort S&P MidCap 400/Citigroup Value ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/ReimbursementsB	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort S&P MidCap 400/Citigroup Value ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort S&P MidCap 400/Citigroup Value ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort S&P MidCap 400/Citigroup Growth ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

UltraShort S&P MidCap 400/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400/Citigroup Growth Index.

If UltraShort S&P MidCap 400/Citigroup Growth ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P MidCap 400/Citigroup Growth Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort S&P MidCap 400/Citigroup Growth ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P MidCap 400/Citigroup Growth Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

The UltraShort S&P MidCap 400/Citigroup Growth ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort S&P MidCap 400/Citigroup Growth ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort S&P MidCap 400/Citigroup Growth ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort S&P MidCap 400/Citigroup Growth ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort S&P MidCap 400/Citigroup Growth ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort S&P MidCap 400/Citigroup Growth ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Growth Investing Risk An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Inverse Correlation Risk Shareholders in UltraShort S&P MidCap 400/Citigroup Growth ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort S&P MidCap 400/Citigroup Growth ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort S&P MidCap 400/Citigroup Growth ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort S&P MidCap 400/Citigroup Growth ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort S&P MidCap 400/Citigroup Growth ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Mid-cap Company Investment Risk Mid-cap company stocks may have greater fluctuations in price than the stocks of large companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Mid-Cap companies may have limited product lines or resources and may be dependant upon a particular market niche.

•	Non-diversification Risk The UltraShort S&P MidCap 400/Citigroup Growth ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort S&P MidCap 400/Citigroup Growth ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort S&P MidCap 400/Citigroup Growth ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort S&P MidCap 400/Citigroup Growth ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The UltraShort S&P MidCap 400/Citigroup Growth ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort S&P MidCap 400/Citigroup Growth ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort S&P MidCap 400/Citigroup Growth ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort S&P MidCap 400/Citigroup Growth ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/ReimbursementsB	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort S&P MidCap 400/Citigroup Growth ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort S&P MidCap 400/Citigroup Growth ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort S&P MidCap 400/Citigroup Growth ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort S&P SmallCap 600/Citigroup Value ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

UltraShort S&P SmallCap 600/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600/Citigroup Value Index.

If UltraShort S&P SmallCap 600/Citigroup Value ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P SmallCap 600/Citigroup Value Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort S&P SmallCap 600/Citigroup Value ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P SmallCap 600/Citigroup Value Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

The UltraShort S&P SmallCap 600/Citigroup Value ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the UltraShort S&P SmallCap 600/Citigroup Value ProShares’ performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort S&P SmallCap 600/Citigroup Value ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort S&P SmallCap 600/Citigroup Value ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort S&P SmallCap 600/Citigroup Value ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort S&P SmallCap 600/Citigroup Value ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort S&P SmallCap 600/Citigroup Value ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort S&P SmallCap 600/Citigroup Value ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort S&P SmallCap 600/Citigroup Value ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort S&P SmallCap 600/Citigroup Value ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort S&P SmallCap 600/Citigroup Value ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort S&P SmallCap 600/Citigroup Value ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort S&P SmallCap 600/Citigroup Value ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort S&P SmallCap 600/Citigroup Value ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort S&P SmallCap 600/Citigroup Value ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•	Value Investing Risk Value investing carries the risk that the market will not recognize a security’s intrinsic value for a longtime, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

•	Volatility Risk UltraShort S&P SmallCap 600/Citigroup Value ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The UltraShort S&P SmallCap 600/Citigroup Value ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort S&P SmallCap 600/Citigroup Value ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort S&P SmallCap 600/Citigroup Value ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort S&P SmallCap 600/Citigroup Value ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/ReimbursementsB	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort S&P SmallCap 600/Citigroup Value ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort S&P SmallCap 600/Citigroup Value ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort S&P SmallCap 600/Citigroup Growth ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

UltraShort S&P SmallCap 600/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

If UltraShort S&P SmallCap 600/Citigroup Growth ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P SmallCap 600/Citigroup Growth Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort S&P SmallCap 600/Citigroup Growth ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P SmallCap 600/Citigroup Growth Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

The UltraShort S&P SmallCap 600/Citigroup Growth ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort S&P SmallCap 600/Citigroup Growth ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort S&P SmallCap 600/Citigroup Growth ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort S&P SmallCap 600/Citigroup Growth ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort S&P SmallCap 600/Citigroup Growth ProShares may lose money.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort S&P SmallCap 600/Citigroup Growth ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Growth Investing Risk An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•	Inverse Correlation Risk Shareholders in UltraShort S&P SmallCap 600/Citigroup Growth ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort S&P SmallCap 600/Citigroup Growth ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort S&P SmallCap 600/Citigroup Growth ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort S&P SmallCap 600/Citigroup Growth ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort S&P SmallCap 600/Citigroup Growth ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort S&P SmallCap 600/Citigroup Growth ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort S&P SmallCap 600/Citigroup Growth ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort S&P SmallCap 600/Citigroup Growth ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Small-Cap Company Investment Risk The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•	Volatility Risk UltraShort S&P SmallCap 600/Citigroup Growth ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

The UltraShort S&P SmallCap 600/Citigroup Growth ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort S&P SmallCap 600/Citigroup Growth ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort S&P SmallCap 600/Citigroup Growth ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort S&P SmallCap 600/Citigroup Growth ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.68%
Total annual fund operating expenses	1.43%
Fee Waivers/ReimbursementsB	0.48%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort S&P SmallCap 600/Citigroup Growth ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort S&P SmallCap 600/Citigroup Growth ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$405

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort S&P SmallCap 600/Citigroup Growth ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Basic Materials ProShares

Ticker: [    ]

CUSIP: 74347R651

INVESTMENT OBJECTIVE

UltraShort Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index.

If UltraShort Basic Materials ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Basic Materials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Basic Materials ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Basic Materials Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the chemicals industry group, which comprised approximately 55% of the market capitalization of the Index.

The UltraShort Basic Materials ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Basic Materials ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Basic Materials ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Basic Materials ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Basic Materials ProShares may lose money.

•	Concentration Risk UltraShort Basic Materials ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Basic Materials ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Basic Materials ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Basic Materials ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Basic Materials ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Basic Materials ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Basic Materials ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Basic Materials ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Basic Materials ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Basic Materials ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Basic Materials ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Basic Materials ProShares is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Basic Materials ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Basic Materials ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Basic Materials ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Basic Materials ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Basic Materials ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Basic Materials ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Basic Materials ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Basic Materials ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Biotechnology ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

UltraShort Biotechnology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index.

If UltraShort Biotechnology ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Biotechnology Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Biotechnology ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Biotechnology Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the biotechnology industry group, the Fund will be concentrated approximately 100% in the biotechnology industry

The UltraShort Biotechnology ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Biotechnology ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Biotechnology ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Biotechnology ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Biotechnology ProShares may lose money.

•	Concentration Risk UltraShort Biotechnology ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Biotechnology ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Biotechnology ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Biotechnology ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Biotechnology ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Biotechnology ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Biotechnology ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Biotechnology ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Biotechnology ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Biotechnology ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Biotechnology ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Biotechnology ProShares is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Biotechnology ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Biotechnology ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Biotechnology ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Biotechnology ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Biotechnology ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Biotechnology ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Biotechnology ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Biotechnology ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Consumer Goods ProShares

Ticker: [    ]

CUSIP: 74347R644

INVESTMENT OBJECTIVE

UltraShort Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index.

If UltraShort Consumer Goods ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Consumer Goods Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Consumer Goods ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Consumer Goods Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the household goods industry group, which comprised approximately 25% of the market capitalization of the Index.

The UltraShort Consumer Goods ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Consumer Goods ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Consumer Goods ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Consumer Goods ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Consumer Goods ProShares may lose money.

•	Concentration Risk UltraShort Consumer Goods ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Consumer Goods ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Consumer Goods ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Consumer Goods ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Consumer Goods ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Consumer Goods ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Consumer Goods ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Consumer Goods ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Consumer Goods ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Consumer Goods ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Consumer Goods ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Consumer Goods ProShares is also subject to risks faced by companies in the consumer goods economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Consumer Goods ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Consumer Goods ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Consumer Goods ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Consumer Goods ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Consumer Goods ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Consumer Goods ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Consumer Goods ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Consumer Goods ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Consumer Services ProShares

Ticker: [    ]

CUSIP: 74347R636

INVESTMENT OBJECTIVE

UltraShort Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index.

If UltraShort Consumer Services ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Consumer Services Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Consumer Services ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Consumer Services Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the general retailers and media industry groups, which comprised approximately 41% and 30%, respectively, of the market capitalization of the Index.

The UltraShort Consumer Services ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Consumer Services ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Consumer Services ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Consumer Services ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Consumer Services ProShares may lose money.

•	Concentration Risk UltraShort Consumer Services ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Consumer Services ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Consumer Services ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Consumer Services ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Consumer Services ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Consumer Services ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Consumer Services ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Consumer Services ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Consumer Services ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Consumer Services ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Consumer Services ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Consumer Services ProShares is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Consumer Services ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Consumer Services ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Consumer Services ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Consumer Services ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Consumer Services ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Consumer Services ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Consumer Services ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Consumer Services ProShares, as of January 16, 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Financials ProShares

Ticker: [    ]

CUSIP: 74347R628

INVESTMENT OBJECTIVE

UltraShort Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index.

If UltraShort Financials ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Financials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Financials ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Financials Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the banks and general financial industry groups, which comprised approximately 65% and 34%, respectively, of the market capitalization of the Index

The UltraShort Financials ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Financials ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Financials ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Financials ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Financials ProShares may lose money.

•	Concentration Risk UltraShort Financials ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Financials ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Financials ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Financials ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Financials ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Financials ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Financials ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Financials ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Financials ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Financials ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Financials ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Financials ProShares is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Financial ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Financial Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Financials ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Financials ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Financials ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Financials ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Financials ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Financials ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Financials ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Health Care ProShares

Ticker: [    ]

CUSIP: 74347R610

INVESTMENT OBJECTIVE

UltraShort Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index.

If UltraShort Health Care ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Health Care Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Health Care ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Health Care Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the pharmaceuticals & biotechnology and healthcare equipment & services industry groups, which comprised approximately 64% and 36%, respectively, of the market capitalization of the Index.

The UltraShort Health Care ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Health Care ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Health Care ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Health Care ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Health Care ProShares may lose money.

•	Concentration Risk UltraShort Health Care ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Health Care ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Health Care ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Health Care ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Health Care ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Health Care ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Health Care ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Health Care ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Health Care ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Health Care ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Health Care ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Health Care ProShares is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Health Care ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Health Care ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Health Care ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Health Care ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Health Care ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Health Care ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Health Care ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Health Care ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Industrials ProShares

Ticker: [    ]

CUSIP: 74347R594

INVESTMENT OBJECTIVE

UltraShort Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index.

If UltraShort Industrials ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Industrials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Industrials ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Industrials Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the general industrials industry group, which comprised approximately 34% of the market capitalization of the Index.

The UltraShort Industrials ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Industrials ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Industrials ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Industrials ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Industrials ProShares may lose money.

•	Concentration Risk UltraShort Industrials ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Industrials ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Industrials ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Industrials ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Industrials ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Industrials ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Industrials ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Industrials ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Industrials ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Industrials ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Industrials ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Industrials ProShares is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Industrials ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Industrials ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Industrials ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Industrials ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Industrials ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Industrials ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Industrials ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Industrials ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Oil & Gas ProShares

Ticker: [    ]

CUSIP: 74347R586

INVESTMENT OBJECTIVE

UltraShort Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

If UltraShort Oil & Gas ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Oil & Gas Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Oil & Gas ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Oil & Gas Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the integrated oil and gas and the oil equipment and services industry groups which comprised approximately 74% and 26%, respectively, of the market capitalization of the Index.

The UltraShort Oil & Gas ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Oil & Gas ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Oil & Gas ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Oil & Gas ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Oil & Gas ProShares may lose money.

•	Concentration Risk UltraShort Oil & Gas ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Oil & Gas ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Oil & Gas ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Oil & Gas ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Oil & Gas ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Oil & Gas ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Oil & Gas ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Oil & Gas ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Oil & Gas ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Oil & Gas ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Oil & Gas ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Oil & Gas ProShares is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Oil & Gas ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Oil & Gas ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Oil & Gas ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Oil & Gas ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Oil & Gas ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Oil & Gas ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Oil & Gas ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Oil & Gas ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Precious Metals ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

UltraShort Precious Metals ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Precious Metals Index.

If UltraShort Precious Metals ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Precious Metals Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Precious Metals ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Precious Metals Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the precious metals industry group, the Fund will be concentrated approximately 100% in the precious metals industry.

The UltraShort Precious Metals ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Precious Metals ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Precious Metals ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Precious Metals ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Precious Metals ProShares may lose money.

•	Concentration Risk UltraShort Precious Metals ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Precious Metals ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Precious Metals ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Precious Metals ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Precious Metals ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Precious Metals ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Precious Metals ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Precious Metals ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Precious Metals ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Precious Metals ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Precious Metals ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Precious Metals ProShares is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses. As noted above, the UltraShort Precious Metals ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Precious Metals Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Precious Metals ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Precious Metals ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Precious Metals ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Precious Metals ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Precious Metals ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Precious Metals ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Precious Metals ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Real Estate ProShares

Ticker: [    ]

CUSIP: 74347R552

INVESTMENT OBJECTIVE

UltraShort Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index.

If UltraShort Real Estate ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Real Estate Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Real Estate ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Real Estate Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the real estate industry group, the Fund will be concentrated approximately 100% in the real estate industry.

The UltraShort Real Estate ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Real Estate ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Real Estate ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Real Estate ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Real Estate ProShares may lose money.

•	Concentration Risk UltraShort Real Estate ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Real Estate ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Real Estate ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Real Estate ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Real Estate ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Real Estate ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Real Estate ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Real Estate ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Real Estate ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Real Estate ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Real Estate ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Real Estate ProShares is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment trust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Real Estate ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Real Estate ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Real Estate ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Real Estate ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Real Estate ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Real Estate ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Real Estate ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Real Estate ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Semiconductor ProShares

Ticker: [    ]

CUSIP: 74347R545

INVESTMENT OBJECTIVE

UltraShort Semiconductor ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Semiconductor Index.

If UltraShort Semiconductor ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Semiconductor Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Semiconductor ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Semiconductor Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the semiconductor industry group, the Fund will be concentrated approximately 100% in the semiconductor industry

The UltraShort Semiconductor ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Semiconductor ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Semiconductor ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Semiconductor ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Semiconductor ProShares may lose money.

•	Concentration Risk UltraShort Semiconductor ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Semiconductor ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Semiconductor ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Semiconductor ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Semiconductor ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Semiconductor ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Semiconductor ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Semiconductor ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Semiconductor ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Semiconductor ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Semiconductor ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Semiconductor ProShares is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Semiconductor ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Semiconductor Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Semiconductor ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Semiconductor ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Semiconductor ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Semiconductor ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Semiconductor ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Semiconductor ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Semiconductor ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Technology ProShares

Ticker: [    ]

CUSIP: 74347R578

INVESTMENT OBJECTIVE

UltraShort Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index.

If UltraShort Technology ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Technology Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Technology ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Technology Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the technology hardware & equipment and software & computer services industry groups, which comprised 60% and 40%, respectively, of the market capitalization of the Index.

The UltraShort Technology ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Technology ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Technology ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Technology ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Technology ProShares may lose money.

•	Concentration Risk UltraShort Technology ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Technology ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Technology ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Technology ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Technology ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Technology ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Technology ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Technology ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Technology ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Technology ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Technology ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Technology ProShares is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Technology ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Technology ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Technology ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Technology ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Technology ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expenses A	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/Reimbursements B	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Technology ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Technology ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Technology ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Telecommunications ProShares

Ticker: [    ]

CUSIP: [    ]

INVESTMENT OBJECTIVE

UltraShort Telecommunications ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index.

If UltraShort Telecommunications ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Telecommunications Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Telecommunications ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Telecommunications Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the fixed-line communications industry group, which comprised 73% of the market capitalization of the Index.

The UltraShort Telecommunications ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Telecommunications ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Telecommunications ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Telecommunications ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Telecommunications ProShares may lose money.

•	Concentration Risk UltraShort Telecommunications ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Telecommunications ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Telecommunications ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Telecommunications ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Telecommunications ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Telecommunications ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Telecommunications ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Telecommunications ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Telecommunications ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Telecommunications ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Telecommunications ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Telecommunications ProShares is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Telecommunications ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Telecommunications ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Telecommunications ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Telecommunications ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Telecommunications ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/ReimbursementsB	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Telecommunications ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Telecommunications ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Telecommunications ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

UltraShort Utilities ProShares

Ticker: [    ]

CUSIP: 74347R560

INVESTMENT OBJECTIVE

UltraShort Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Utilities Index.

If UltraShort Utilities ProShares is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones U.S. Utilities Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

PRINCIPAL INVESTMENT STRATEGY

The UltraShort Utilities ProShares’ principal investment strategies include:

•	Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones U.S. Utilities Index. Information about the Index can be found on page __.

•	Committing at least 80% of its assets to investments that, in combination, have economic characteristics that are inverse to those of the Index.

•	Employing leveraged investment techniques in seeking its investment objective.

•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.

•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2006, the Index was concentrated in the electricity and gas, water and multi-utilities industry groups, which comprised approximately 74% and 26%, respectively of the market capitalization of the Index.

The UltraShort Utilities ProShares employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on the Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B.

On Day 2, each fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying Index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of the Fund to be twice the return of the underlying Index. In addition, in trendless or flat markets it is expected that the Fund will underperform its benchmark Index.

PRINCIPAL RISK CONSIDERATIONS

The UltraShort Utilities ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk The UltraShort Utilities ProShares uses investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may expose the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings and imperfect correlation to the index underlying the Fund’s benchmark. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities contained in the index underlying the Fund’s benchmark.

•	Correlation Risk A number of factors may affect the UltraShort Utilities ProShares’ ability to achieve a high correlation with its benchmark and there can be no guarantee that the Fund will achieve a high degree of correlation.

•	Counterparty Risk The counterparty to a financial instrument may default on its obligations under the related agreement. In this circumstance, the UltraShort Utilities ProShares may lose money.

•	Concentration Risk UltraShort Utilities ProShares may concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund.

•	Credit Risk An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact UltraShort Utilities ProShares’ performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a fund may decline.

•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day.

•	Inverse Correlation Risk Shareholders in UltraShort Utilities ProShares should lose money when the index underlying the Fund’s benchmark rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk The UltraShort Utilities ProShares’ NAV and market price will likely be more volatile than the index underlying its benchmark and funds that do not employ leverage. Leverage should cause the Fund to lose more money in market environments adverse to its daily investment objective than an unleveraged investment.

•	Liquidity Risk In certain circumstances, the UltraShort Utilities ProShares may not be able to dispose of positions within a reasonable time at a fair price.

•	Market Price Variance Risk The UltraShort Utilities ProShares’ NAV will fluctuate with changes in the value of its portfolio holdings. Fund shares are listed on the Exchange and are purchased and sold at market prices for shares. Although it is expected that the secondary market price for shares should approximate the Fund’s NAV, there may be times when the market price varies significantly from NAV.

•	Market Risk The UltraShort Utilities ProShares is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies.

•	Non-diversification Risk The UltraShort Utilities ProShares is considered non-diversified and may invest a relatively high percentage of its assets in the securities of a small number of issuers. In such circumstances, the Fund’s performance may be susceptible to economic, political or regulatory events affecting a single issuer than a more diversified fund.

•	Repurchase Agreement Risk Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, UltraShort Utilities ProShares may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•	Short Sale Risk The UltraShort Utilities ProShares may sell securities short to seek gains when its benchmark index declines or to adjust investment exposure to its benchmark index. The Fund’s use of short sales involves additional transaction costs and other expenses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity, of a Fund and may lower a Fund’s return or result in a loss.

•	Volatility Risk UltraShort Utilities ProShares seeks to achieve a multiple of an index and therefore will experience greater volatility than the index underlying its benchmark and consequently has the potential for greater losses.

In addition to the risks noted above, UltraShort Utilities ProShares is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the UltraShort Utilities ProShares seeks to provide daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Utilities Index, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

The UltraShort Utilities ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contains additional information about the Fund and related risks.

FUND PERFORMANCE

Performance history will be available for the UltraShort Utilities ProShares after it has been in operation for a full calendar year.

FEES AND EXPENSES

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Utilities ProShares. Annual fund operating expenses are estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)*

Sales charges (loads)	None
Fixed transaction fee per orderA	$500
Variable transaction fee per creation unitB	up to 0.10%
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)C	up to 3 times the fixed fee plus up to 0.10%

*	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

A	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Utilities ProShares regardless of the number of shares created or redeemed on the date of the transaction.

B	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with the order.

C	An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Investment Advisory Fee	0.75%
Distribution and Service (12b-1) fees	0.00%
Other expensesA	0.64%
Total annual fund operating expenses	1.39%
Fee Waivers/ReimbursementsB	0.44%

Total net annual fund operating expenses	0.95%

A	Based on estimated amounts for the current fiscal year.

B	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following examples are intended to help you compare the cost of investing in shares of the UltraShort Utilities ProShares with the cost of investing in other funds. Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the relevant Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The examples do not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the UltraShort Utilities ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 year	$97
3 years	$397

Creation and Redemption Transaction Fee Example

The approximate value of one Creation Unit of the UltraShort Utilities ProShares, as of [                    ], 2006, is $[    ]. Assuming an investment in a Creation Unit of $[    ] and a 5% return each year, and that an investor pays both the standard $[    ] transaction fee applicable to both the purchase and redemption of the Creation Unit and the maximum variable transaction fee of 0.10% of the value of the Creation Unit, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $[    ] if the Creation Unit is redeemed after one year and $[    ] if the Creation Unit is redeemed after three years.

More on Investment Objectives, Strategies and Risks

Investment Objectives:

Ultra ProShares

•	Ultra Russell 2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index.

•	Ultra S&P SmallCap 600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600 Index®.

•	Ultra S&P 500/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500/Citigroup Value Index.

•	Ultra S&P 500/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500/Citigroup Growth Index.

•	Ultra S&P MidCap 400/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400/Citigroup Value Index.

•	Ultra S&P MidCap 400/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400/Citigroup Growth Index.

•	Ultra S&P SmallCap 600/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600/Citigroup Value Index.

•	Ultra S&P SmallCap 600/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

•	Ultra Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Basic Materials Index.

•	Ultra Biotechnology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Biotechnology Index.

•	Ultra Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer Goods Index.

•	Ultra Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer Services Index.

•	Ultra Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Financials Index.

•	Ultra Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Health Care Index.

•	Ultra Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Industrials Index.

•	Ultra Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Oil & Gas Index.

•	Ultra Precious Metals ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Precious Metals Index.

•	Ultra Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Real Estate Index.

•	Ultra Semiconductor ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Semiconductor Index.

•	Ultra Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Technology Index.

•	Ultra Telecommunications ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Telecommunications Index.

•	Ultra Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Utilities Index.

Short ProShares

•	Short Russell 2000 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index.

•	Short S&P SmallCap 600 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600 Index®.

•	Short S&P 500/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500/Citigroup Value Index.

•	Short S&P 500/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500/Citigroup Growth Index.

•	Short S&P MidCap 400/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400/Citigroup Value Index.

•	Short S&P MidCap 400/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400/Citigroup Growth Index.

•	Short S&P SmallCap 600/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600/Citigroup Value Index.

•	Short S&P SmallCap 600/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

•	Short Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index.

•	Short Biotechnology ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index.

•	Short Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index.

•	Short Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index.

•	Short Financials ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index.

•	Short Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index.

•	Short Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index.

•	Short Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

•	Short Precious Metals ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Precious Metals Index.

•	Short Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index.

•	Short Semiconductor ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Semiconductor Index.

•	Short Technology ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index.

•	Short Telecommunications ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index.

•	Short Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Utilities Index.

•	UltraShort Russell 2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index.

•	UltraShort S&P SmallCap 600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600 Index®.

•	UltraShort S&P 500/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500/Citigroup Value Index.

•	UltraShort S&P 500/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500/Citigroup Growth Index.

•	UltraShort S&P MidCap 400/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400/Citigroup Value Index.

•	UltraShort S&P MidCap 400/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400/Citigroup Growth Index.

•	UltraShort S&P SmallCap 600/Citigroup Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600/Citigroup Value Index.

•	UltraShort S&P SmallCap 600/Citigroup Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

•	UltraShort Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index.

•	UltraShort Biotechnology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index.

•	UltraShort Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index.

•	UltraShort Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index.

•	UltraShort Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index.

•	UltraShort Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index.

•	UltraShort Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index.

•	UltraShort Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

•	UltraShort Precious Metals ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Precious Metals Index.

•	UltraShort Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index.

•	UltraShort Semiconductor ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Semiconductor Index.

•	UltraShort Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index.

•	UltraShort Telecommunications ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index.

•	UltraShort Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Utilities Index.

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

More on Principal Investment Strategies

In seeking to achieve each Fund’s investment objective, ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark.

Each Fund reserves the right to substitute a different index or security for the index underlying its benchmark (“underlying index”). ProShare Advisors does not invest the assets of the Funds in stocks or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the Funds. Ultra ProShares are designed to correspond to a multiple of the daily performance of an underlying index. The Short ProShares are designed to correspond to the inverse of the daily performance or twice (200%) the inverse of the daily performance of an underlying index. Each Fund seeks to remain fully invested at all times in securities and/or financial instruments that provide exposure to its underlying index without regard to market conditions, trends or direction. The Funds also do not take temporary defensive positions. The Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the Funds from achieving such results.

The Funds employ investment techniques that ProShare Advisors believes should simulate the movement of their respective benchmarks. For example, the Funds may employ the following investment techniques in pursuit of their investment objective:

•	Leveraged Investment Techniques offer a means of magnifying market movements into larger changes in an investment’s value. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. Short sales or selling short entails selling a stock, usually borrowed, and buying it back at a later date. The Funds may employ leverage through these various techniques for investment purposes. Use of leveraged investment techniques may involve additional costs and risks to a Fund.

•	Sampling Techniques Short ProShares may hold a representative sample of the securities in the underlying index, which have aggregate characteristics similar to those of the Index. The sampling process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (market capitalization and industry weightings) to, the underlying index. In addition, each Short ProShares may obtain exposure to components not included in the underlying index, invest in securities that are not included in the underlying index or may overweight or underweight certain components contained in the underlying index.

Strategies Specific to the Ultra ProShares

Each Ultra ProShares invests in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of its underlying index. These instruments include:

•	Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

•	Financial Instruments (including derivatives) are investment contracts whose value is derived from the value of an underlying asset, interest rate or index. The Ultra ProShares may invest in financial instruments as a substitute for investing directly in stocks or bonds in order to gain exposure to its underlying index. Financial Instruments may also be used to produce economically “leveraged” investment results. Financial instruments include:

•	Futures Contracts and Options on Futures Contracts Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date.

•	Swap Agreements Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The Funds are subject to credit or performance risk on the amount each Fund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a Fund may cause the value of the Fund to decrease.

•	Forward Contracts Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	Options on Securities and Stock Indices and Investments Covering Such Positions Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives the investor the right to sell a stock at an agreed-upon price on or before a certain date.

Pursuant to an exemptive order received from the SEC, each Ultra ProShares has committed to invest between 85% and 100% of its assets in the securities comprising the Underlying Index. This commitment is in addition to the any requirements of the SEC “names rule” (i.e., Rule 35d-1 under the 1940 Act). For those Ultra ProShares subject to the names rule, such Funds commit at least 80% of assets, under normal circumstances, to equity securities contained in the Underlying Index and/or financial instruments with similar economic characteristics.

In addition, each Ultra ProShares may use other securities, financial instruments and techniques in pursuit of its investment objective. Assets of each Ultra ProShares not invested in equity securities or financial instruments may be invested in debt securities and/or money market instruments, including repurchase agreements.

Strategies Specific to the Short ProShares

The Short ProShares invest in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (opposite) or a multiple of the inverse of the underlying index. These instruments include:

•	Financial Instruments (including derivatives) are investment contracts whose value is derived from the value of an underlying asset, interest rate or index and may be used to produce economically “leveraged” investment results. Financial instruments include:

•	Futures Contracts and Options on Futures Contracts Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date.

•	Swap Agreements Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The Funds are subject to credit or performance risk on the amount each Fund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a Fund may cause the value of the Fund to decrease.

•	Forward Contracts Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.

•	Options on Securities and Stock Indices and Investments Covering Such Positions Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives the investor the right to sell a stock at an agreed-upon price on or before a certain date.

Short ProShares generally do not invest in equity securities such as common stock. In addition, each Short ProShares may use other financial instruments and techniques in pursuit of its investment objective. Assets of the Short ProShares not invested in financial instruments may be invested in debt instruments and/or money market instruments, including repurchase agreements.

Important Concepts and Definitions

This section describes additional securities, instruments and strategies that may be utilized by a Fund.

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Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	A NYS is a share of New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home market. It is issued by a U.S. transfer agent and registrar on behalf of the company and created against the cancellation of the local share by the local registrar. One New York Share is always equal to one ordinary share. New York Share programs are typically managed by the same banks that manage ADRs, as the mechanics of the instrument are very similar. New York Shares are used primarily by Dutch companies.

•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

•	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by the ProShares as a short-term investment vehicle for cash positions.

•	Reverse Repurchase Agreements involve the sale of a security by a fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage.

•	Selling Short entails selling a stock or debt instrument, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements in intended to have similar investment results as selling short.

•	Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to expose a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•	U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

More on Risks: Like all investments, investing in the Funds entails risks. Many factors affect the value of an investment in a Fund. A Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. A Fund’s response to these developments will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers.

The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are described in each Fund description. A Fund may be subject to risks in addition to those identified as principal risks and risks other than those described below. The SAI contains additional information about the Funds, their investment strategies and related risks.

The following risk factors are “principal risks” to the Funds noted in italics and can have a significant impact on a Fund’s performance:

•	Aggressive Investment Technique Risk (All Funds) The Funds use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. The Funds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a ProShares benchmark, including: 1) the risk that an instrument is mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange imposed price fluctuation limits, which may make it difficult or impossible to adjust a Fund’s position in a particular financial instrument when desired.

•	Correlation Risk (All Funds) A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The following factors, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques , may adversely affect the a Fund’s correlation with its benchmark and a Fund’s ability to meet its daily investment objective: 1) use of sampling techniques; 2) investment in securities or financial instruments not included in its underlying index; 3) large movements of assets; 4) the receipt of transaction information after the relevant exchange or market closes, potentially resulting in over- or under-exposure to the benchmark; 5) the early close or trading halt on an exchange or market; 6) a restriction on security transactions, which may result in the inability to buy or sell certain securities or financial instruments; or 7) a Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the underlying index. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and may incur substantial trading losses.

•	Counterparty Risk (All Funds) Each Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by a Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProShare Advisors to be of comparable quality.

•	Credit Risk (All Funds) An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Fund performance. As described under “Counterparty Risk” above, the Funds will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

•	Equity Risk (All Funds) The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a Fund to decrease. The Short ProShares respond differently to these risks than funds that are positively correlated to the equity markets, such as the Short ProShares.

•	Inverse Correlation Risk (Short ProShares) Shareholders in Short ProShares should lose money when the underlying index rises – a result that is the opposite from traditional equity or bond funds.

•	Leverage Risk (Ultra ProShares and UltraShort ProShares) Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and certain Short ProShares employ leverage, each Fund employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a Fund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a Fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a Fund’s performance over that same period. Consequently, the Funds that employ leverage will normally lose more money in adverse market environments than funds that do not employ leverage. (A falling market is considered an adverse market environment for the Ultra ProShares and a rising market is considered an adverse market environment for the Short ProShares.) The example previously provided under each Fund’s “Principal Investment Strategy” illustrates this point.

•	Liquidity Risk (All Funds) In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its Underlying Benchmark.

•	Market Price Variance Risk (All Funds) Individual Shares of a Fund will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a "bid-ask spread" charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.

•	Market Risk (All Funds) The Funds are subject to market risks that will affect the value of their shares, including, adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Investors in an Short ProShares should normally lose value on days when its underlying index declines. Investors in a Short ProShares should normally lose value on days when its underlying index increases. Each of the Funds seeks to remain fully invested regardless of market conditions.

•	Non-diversification Risk (All Funds) The Funds are classified as “non-diversified” under the federal securities laws. Each Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if ProShare Advisors determines that doing so is the most efficient means of meeting its objective. This would make the performance of the Funds susceptible to a single economic, political or regulatory event than a diversified fund might be.

•	Repurchase Agreement Risk (All Funds) Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProShare may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProShare may have difficulty exercising rights to the collateral. In addition, repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase at a higher price under the agreement.

•	Short Sale Risk (Short ProShares) Selling short is a technique that may be employed by the Short ProShares to achieve investment exposure consistent with its investment objective. Short selling is accomplished by borrowing a security and then selling it. If a Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the Fund will incur a negative return (loss) on the transaction. The Funds’ use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause a Fund to lose money. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower a Fund’s return or result in a loss.

•	Volatility Risk (UltraProShares and UltraShort ProShares) The Funds subject to volatility risk seek to achieve daily returns equal to multiple of an index. Therefore, they experience greater volatility than the indexes underlying their benchmarks and thus have the potential for greater losses.

In addition to the principal risks described above, the following risks may apply:

•	Concentration Risk Each Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

•	Debt Instrument Risk Each Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments fall when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to decrease. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a Fund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. Government, and may be exposed to credit risk.

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Foreign Investment Risk    Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a Fund may be impacted by fluctuations in foreign currencies. The value of such securities or instruments could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProShare Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

•	Interest Rate Risk Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates and other factors. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•	Portfolio Turnover Risk The portfolio turnover rate for each Fund is expected to be greater than 100%. Active trading of Fund shares may cause more frequent creation or redemption activities and could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses and generating taxable short-term capital gains. In addition, large movements of assets into and out of the Funds may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a Fund’s expense ratio may vary from current estimates disclosed in this Prospectus.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable    Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues    Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, as they may be amended from time to time.

Precautionary Notes

A Precautionary Note to Retail Investors    The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of ProShares Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units    You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies    For purposes of the Investment Company Act of 1940, each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

A Precautionary Note Regarding Unusual Circumstances    ProShares Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the “NYSE”) is closed other than customary weekend and holiday closings, (2) trading on the NYSE is restricted, as determined by the U.S. Securities and Exchange Commission (the “SEC”), (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

Underlying Indexes

The Funds have entered into licensing agreements for the use of the indices underlying their benchmarks. A description of the indices currently underlying the Funds’ benchmarks follows:

Ultra Russell 2000 ProShares, Short Russell 2000 ProShares and UltraShort Russell 2000 ProShares:

The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion. Reconstitution occurs annually. Securities are not replaced if they leave the index, however, new issue securities meeting other membership requirements may be added on a quarterly basis. As of September 30, 2006, the Russell 2000® Index included companies with capitalizations between $73.6 million and $3.0 billion. The average capitalization of the companies comprising the Index was approximately $768.3 million.

Ultra S&P SmallCap 600 ProShares, Short S&P SmallCap 600 ProShares and UltraShort S&P SmallCap 600 ProShares:

The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a nonmechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. As of September 30, 2006, the S&P SmallCap 600 Index included companies with capitalizations between $45.67 million and $3.06 billion. The average capitalization of the companies comprising the Index was approximately $913.49 million.

Ultra S&P 500/Citigroup Value ProShares, Short S&P500/Citigroup Value ProShares and UltraShort S&P 500/Citigroup Value ProShares:

The S&P 500/Citigroup Value Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. As of September 30, 2006, the S&P 500/Citigroup Value Index included companies with capitalizations between $1.2 billion and $398.9 billion. The average capitalization of the companies comprising the Index was approximately $24.1 billion.

Ultra S&P 500/Citigroup Growth ProShares, Short S&P500/Citigroup Growth ProShares and UltraShort S&P 500/Citigroup Growth ProShares:

The S&P 500/Citigroup Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. As of September 30, 2006, the S&P 500/Citigroup Growth Index included companies with capitalizations between $1.2 billion and $398.9 billion. The average capitalization of the companies comprising the Index was approximately $27.6 billion.

Ultra S&P MidCap 400/Citigroup Value ProShares, Short S&P MidCap 400/Citigroup Value ProShares and UltraShort S&P MidCap 400/Citigroup Value ProShares:

The S&P MidCap 400/Citigroup Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P MidCap 400 Index that have been identified as being on the value end of the growth-value spectrum. As of September 30, 2006, the S&P MidCap 400/Citigroup Value Index included companies with capitalizations between $455.8 million and $9.7 billion. The average capitalization of the companies comprising the Index was approximately $2.7 billion.

Ultra S&P MidCap 400/Citigroup Growth ProShares, Short S&P MidCap 400/Citigroup Growth ProShares and UltraShort S&P MidCap 400/Citigroup Growth ProShares:

The S&P MidCap 400/Citigroup Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum. As of September 30, 2006, the S&P MidCap 400/Citigroup Growth Index included companies with capitalizations between $455.8 million and $10.4 billion. The average capitalization of the companies comprising the Index was approximately $3.2 billion.

Ultra S&P SmallCap 600/Citigroup Value ProShares, Short S&P SmallCap 600/Citigroup Value ProShares and UltraShort S&P SmallCap 600/Citigroup Value ProShares:

The S&P SmallCap 600/Citigroup Value Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P SmallCap 600 Index that have been identified as being on the value end of the growth-value spectrum. As of September 30, 2006, the S&P SmallCap 600/Citigroup Value Index included companies with capitalizations between $45.7 million and $3.0 billion. The average capitalization of the companies comprising the Index was approximately $894.0 million.

Ultra S&P SmallCap 600/Citigroup Growth ProShares, Short S&P SmallCap 600/Citigroup Growth ProShares and UltraShort S&P SmallCap 600/Citigroup Growth ProShares:

The S&P SmallCap 600/Citigroup Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P SmallCap 600 Index that have been identified as being on the growth end of the growth-value spectrum. As of September 30, 2006, the S&P SmallCap 600/Citigroup Growth Index included companies with capitalizations between $105.5 million and $3.5 billion. The average capitalization of the companies comprising the Index was approximately $1.1 billion.

Ultra Basic Materials ProShares, Short Basic Materials ProShares and UltraShort Basic Materials ProShares:

The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of September 30, 2006, the Dow Jones U.S. Basic Materials Index included companies with capitalizations between $193.8 million and $39.4 billion. The average capitalization of the companies comprising the Index was approximately $5.2 billion.

Ultra Biotechnology ProShares, Short Biotechnology ProShares and UltraShort Biotechnology ProShares:

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools. As of September 30, 2006, the Dow Jones U.S. Biotechnology Index included companies with capitalizations between $174.0 million and $84.3 billion. The average capitalization of the companies comprising the Index was approximately $5.9 billion.

Ultra Consumer Goods ProShares, Short Consumer Goods ProShares and UltraShort Consumer Goods ProShares:

The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of September 30, 2006, the Dow Jones U.S. Consumer Goods Index included companies with capitalizations between $295.2 million and $196.8 billion. The average capitalization of the companies comprising the Index was approximately $8.0 billion.

Ultra Consumer Services ProShares, Short Consumer Services and ProShares UltraShort Consumer Services ProShares:

The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of September 30, 2006, the Dow Jones U.S. Consumer Services Index included companies with capitalizations between $196.0 million and $127.3 billion. The average capitalization of the companies comprising the Index was approximately $6.9 billion.

Ultra Financials ProShares, Short Financials ProShares and UltraShort Financials ProShares:

The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of September 30, 2006, the Dow Jones U.S. Financials Index included companies with capitalizations between $280.3 million and $246.9 billion. The average capitalization of the companies comprising the Index was approximately $10.2 billion.

Ultra Health Care ProShares, Short Health Care ProShares and UltraShort Health Care ProShares:

The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of September 30, 2006, the Dow Jones U.S. Health Care Index included companies with capitalizations between $173.9 million and $207.8 billion. The average capitalization of the companies comprising the Index was approximately $10.7 billion.

Ultra Industrials ProShares, Short Industrials ProShares and UltraShort Industrials ProShares:

The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of September 30, 2006, the Dow Jones U.S. Industrials Index included companies with capitalizations between $180.1 million and $367.1 billion. The average capitalization of the companies comprising the Index was approximately $6.6 billion.

Ultra Oil & Gas ProShares, Short Oil & Gas ProShares and UltraShort Oil & Gas ProShares:

The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of September 30, 2006, the Dow Jones U.S. Oil & Gas Index included companies with capitalizations between $476.4 million and $398.9 billion. The average capitalization of the companies comprising the Index was approximately $14.3 billion.

Ultra Precious Metals ProShares, Short Precious Metals ProShares and UltraShort Precious Metals ProShares:

The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. It is a float-adjusted marketcapitalization weighted index. As of September 30, 2006, the Dow Jones Precious Metals Index included companies with capitalizations between $184.8 million and $26.5 billion. The average capitalization of the companies comprising the Index was approximately $6.9 billion.

Ultra Real Estate ProShares, Short Real Estate ProShares and UltraShort Real Estate ProShares:

The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of September 30, 2006, the Dow Jones U.S. Real Estate Index included companies with capitalizations between $660.2 million and $20.0 billion. The average capitalization of the companies comprising the Index was approximately $4.1 billion.

Ultra Semiconductor ProShares, Short Semiconductor ProShares and UltraShort Semiconductor ProShares:

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of September 30, 2006, the Dow Jones U.S. Semiconductors Index included companies with capitalizations between $191.1 million and $119.6 billion. The average capitalization of the companies comprising the Index was approximately $5.7 billion.

Ultra Technology ProShares, Short Technology ProShares and UltraShort Technology ProShares:

The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of September 30, 2006, the Dow Jones U.S. Technology Index included companies with capitalizations between $152.3 million and $242.3 billion. The average capitalization of the companies comprising the Index was approximately $8.5 billion.

Ultra Telecommunications ProShares, Short Telecommunications ProShares and UltraShort Telecommunications ProShares:

The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of September 30, 2006, the Dow Jones U.S. Telecommunications Index included companies with capitalizations between $709.4 million and $126.5 billion. The average capitalization of the companies comprising the Index was approximately $22.6 billion.

Ultra Utilities ProShares, Short Utilities ProShares and UltraShort Utilities ProShares:

The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of September 30, 2006, the Dow Jones U.S. Utilities Index included companies with capitalizations between $1.1 billion and $40.6 billion. The average capitalization of the companies comprising the Index was approximately $7.1 billion.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P Small-Cap 600,” “Standard & Poor’s Small-Cap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup” and “S&P Small-Cap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup Global Markets, Inc. and have been licensed for use by ProShares. ProShares are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not makes any representation regarding the advisability of investing in ProShares.

“Russell 2000®” is a trademark of the Frank Russell Company.

“Dow Jones” is a service mark of Dow Jones & Company, Inc.

Dow Jones does not:

•	Sponsor, endorse, sell or promote any of the ProShares.

•	Recommend that any person invest in the ProShares or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProShares.

•	Have any responsibility or liability for the administration, management of marketing of the ProShares.

•	Consider the needs of the ProShares or the owners of the ProShares in determining, composing or calculating the Dow Jones U.S. Indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProShares. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProShares, the owner of the ProShares or any other person in connection with the use of the Dow Jones U.S. Indexes and the data included in the Dow Jones U.S. Indexes;

•	The accuracy or completeness of the Dow Jones U.S. Indexes and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Indexes and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones U.S. Indexes or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProShares and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProShares or any other third parties.

(Please see the SAI, which sets forth certain additional disclaimers and limitations of liabilities).

Creation and Redemption of Creation Units

Each Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (“DTC”), a limited trust company and securities depository that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, that has executed a Participant Agreement with the Funds’ distributor (“Distributor”). Because Creation Units likely will cost millions of dollars, it is expected that only institutional investors will purchase and redeem Shares directly with an issuing Fund.

Retail investors may acquire Shares on the secondary market (i.e., not from the issuing Fund) through a broker. Shares of each Fund are listed on the Exchange and are publicly traded. For information about acquiring Shares through a secondary market purchase, please contact your broker. If you want to sell Shares of a Fund on the secondary market, you must do so through your broker.

When you buy or sell Shares on the secondary market, your broker may charge you a commission or other transaction charges and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the secondary market. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds impose no restrictions on the frequency of purchases and redemptions directly with the Funds. In establishing this policy, the Board of Trustees noted that the Funds are expected to be attractive to arbitrageurs (where trading activity is critical to ensuring that shares trade at or close to net asset value per share) as well as active institutional and retail investors interested in buying and selling equity market basket index securities on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at net asset value per share in Creation Units plus applicable transaction fees and each Fund’s shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that the risks of frequent trading were less than in the case of a traditional mutual fund. Nevertheless, to the extent that purchases and redemptions directly with the Funds are effected in cash rather than through a contribution or redemption of portfolio securities, frequent purchases and redemptions could increase the rate of portfolio turnover. A high ratio of portfolio turnover may negatively impact a Fund’s performance by increasing transaction costs. In addition, large movements of cash into or out of the Funds may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses.

Purchasing Shares Directly From a Fund

You can purchase Shares directly from a Fund only if you meet the following criteria and comply with purchase transaction procedures specified by the Trust.

Eligible Investors    To purchase Shares directly from a Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. Investors should contact the Distributor for the names of Authorized Participants.

Creation Units    You must purchase Shares in large blocks, known as “Creation Units.” For each Fund, a Creation Unit is comprised of 75,000 shares.

For any particular Fund, the number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds will not issue fractional Creation Units.

Procedures Applicable to Purchase of Ultra ProShares

In-kind Deposits    To purchase Shares directly from an Ultra ProShares, you must deposit with the Fund a basket of securities and cash. Each business day, prior to the opening of trading on the Exchange, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security to be included in that day’s creation basket (“Deposit Securities”). The identity and number of shares of the Deposit Securities required for a Creation Unit changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the Ultra ProShares. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. The Fund reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

Balancing Amount    In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from an Ultra ProShares an amount of cash referred to as the “Balancing Amount.” The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit. The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or in the case of redemptions, the redemption proceeds). This is because the mark-to-market value of the Financial Instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket). The Balancing Amount may fluctuate significantly due to the leveraged nature of the Ultra ProShares. You also must pay a Transaction Fee, described below, in cash. For custom orders, “cash in lieu” may be added to the Balancing Amount to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting. The Balancing Amount must be paid to the Trust on the third Business Day following the Transmittal Date.

Placement of Purchase Orders    All purchase orders for Shares must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received by the Distributor by 4:00 p.m. New York time, if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement, in order to receive that day’s closing NAV per Share. A custom order may be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than 3:00 p.m. New York time in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement. See the “Summary of Transaction Fees and Charges” below for more information.

Procedures Applicable to Purchase of Short ProShares

The Short ProShares only accept cash to purchase Creation Units. The purchaser must transfer cash in an amount equal to the value of Creation Unit(s) purchased and the applicable Transaction Fee. All purchase orders will be processed through the Manual Clearing Process described above. The Trust will deliver shares of the Short ProShares upon payment of cash to the Trust on the third Business Day following the Transmittal Date consistent with the terms of the Authorized Participant Agreement.

Redeeming Shares Directly From a Fund

The redemption process is essentially the reverse of the purchase process described above. To redeem Shares, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender Shares in Creation Units.

Redemption Procedures Applicable to Ultra ProShares

Redemption Proceeds    Redemption proceeds will be paid in-kind with a basket of securities. In most cases, the basket of securities you receive will be the same as that required of investors purchasing Creation Units on the same day. There will be times, however, when the creation and redemption baskets differ. The composition of the redemption basket will be available through the NSCC. Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

Balancing Amount    If the NAV of a Creation Unit is higher than the value of the redemption securities, you will receive from the issuing Fund a Balancing Amount in cash. If the NAV of a Creation Unit is lower than the value of the redemption securities, you will be required to pay to the issuing Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

Placement of Redemption Orders    As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received by the Distributor prior to 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash which the Short ProShares may, in its sole discretion, permit. Investors that elect to receive cash in lieu of one or more securities in the redemption basket are subject to an additional charge. Redemptions of Creation Units for cash (when available) and/or outside of the continuous Net Settlement System of the National Securities Clearing Corp. (“NSCC”) also require the payment of an additional charge. See the “Summary of Transaction Fees and Charges” below for more information.

Redemption Procedures Applicable to Short ProShares

Redemption Proceeds. Redemption proceeds will be paid in cash.

Placement of Redemption Orders. As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received by the Distributor prior to 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Closing NAV per Share. All other procedures set forth in the Participation Agreement must be followed in order for you to receive the NAV determined on that day.

Transaction Fees on Creation and Redemption Transactions

Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit is applicable to each creation and redemption transaction. Purchasers and redeemers of Creation Units of Ultra ProShares effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table summarizes the components of the Transaction Fees.

ProShares	Fixed Transaction Fee			Maximum Additional Charge for Cash Purchases and Redemptions*
	In-Kind		Cash
	NSCC	Outside NSCC	Outside NSCC
Ultra Russell 2000	$3,500	Up to 3 times the NSCC amount	$3,500	Up to 10 bps
Ultra S&P Small-Cap 600	$3,000	Up to 3 times the NSCC amount	$3,000	Up to 10 bps
Ultra S&P 500/Citigroup Value	$3,055	Up to 3 times the NSCC amount	$3,055	Up to 10 bps
Ultra S&P 500/Citigroup Growth	$3,415	Up to 3 times the NSCC amount	$3,415	Up to 10 bps
Ultra S&P MidCap 400/Citigroup Value	$2,405	Up to 3 times the NSCC amount	$2,405	Up to 10 bps
Ultra S&P MidCap 400/Citigroup Growth	$2,695	Up to 3 times the NSCC amount	$2,695	Up to 10 bps
Ultra S&P SmallCap 600/Citigroup Value	$3,500	Up to 3 times the NSCC amount	$3,500	Up to 10 bps
Ultra S&P SmallCap 600/Citigroup Growth	$3,500	Up to 3 times the NSCC amount	$3,500	Up to 10 bps

ProShares	Fixed Transaction Fee			Maximum Additional Charge for Cash Purchases and Redemptions*
	In-Kind		Cash
	NSCC	Outside NSCC	Outside NSCC
Ultra Basic Materials	$500	Up to 3 times the NSCC amount	$500	Up to 10 bps
Ultra Biotechnology	$500	Up to 3 times the NSCC amount	$500	Up to 10 bps
Ultra Consumer Goods	$750	Up to 3 times the NSCC amount	$750	Up to 10 bps
Ultra Consumer Services	$1,265	Up to 3 times the NSCC amount	$1,265	Up to 10 bps
Ultra Financials	$1,555	Up to 3 times the NSCC amount	$1,555	Up to 10 bps
Ultra Health Care	$800	Up to 3 times the NSCC amount	$800	Up to 10 bps
Ultra Industrials	$1,355	Up to 3 times the NSCC amount	$1,355	Up to 10 bps
Ultra Oil & Gas	$500	Up to 3 times the NSCC amount	$500	Up to 10 bps
Ultra Precious Metals	$500	Up to 3 times the NSCC amount	$500	Up to 10 bps
Ultra Real Estate	$500	Up to 3 times the NSCC amount	$500	Up to 10 bps
Ultra Semiconductors	$500	Up to 3 times the NSCC amount	$500	Up to 10 bps
Ultra Technology	$1,105	Up to 3 times the NSCC amount	$1,105	Up to 10 bps
Ultra Telecommunications	$500	Up to 3 times the NSCC amount	$500	Up to 10 bps
Ultra Utilities	$500	Up to 3 times the NSCC amount	$500	Up to 10 bps
Short Russell 2000	N/A	N/A	$500	N/A
Short S&P 600	N/A	N/A	$500	N/A
Short S&P 500/Citigroup Value	N/A	N/A	$500	N/A
Short S&P 500/Citigroup Growth	N/A	N/A	$500	N/A
Short S&P MidCap 400/Citigroup Value	N/A	N/A	$500	N/A
Short S&P MidCap 400/Citigroup Growth	N/A	N/A	$500	N/A
Short S&P SmallCap 600/Citigroup Value	N/A	N/A	$500	N/A
Short S&P SmallCap 600/Citigroup Growth	N/A	N/A	$500	N/A

ProShares	Fixed Transaction Fee			Maximum Additional Charge for Cash Purchases and Redemptions*
	In-Kind		Cash
	NSCC	Outside NSCC	Outside NSCC
Short Basic Materials	N/A	N/A	$500	N/A
Short Biotechnology	N/A	N/A	$500	N/A
Short Consumer Goods	N/A	N/A	$500	N/A
Short Consumer Services	N/A	N/A	$500	N/A
Short Financials	N/A	N/A	$500	N/A
Short Health Care	N/A	N/A	$500	N/A
Short Industrials	N/A	N/A	$500	N/A
Short Oil & Gas	N/A	N/A	$500	N/A
Short Precious Metals	N/A	N/A	$500	N/A
Short Real Estate	N/A	N/A	$500	N/A
Short Semiconductor	N/A	N/A	$500	N/A
Short Technology	N/A	N/A	$500	N/A
Short Telecommunications	N/A	N/A	$500	N/A
Short Utilities	N/A	N/A	$500	N/A
UltraShort Russell 2000	N/A	N/A	$500	N/A
UltraShort S&P 600	N/A	N/A	$500	N/A
UltraShort S&P 500/Citigroup Value	N/A	N/A	$500	N/A
UltraShort S&P 500/Citigroup Growth	N/A	N/A	$500	N/A
UltraShort S&P MidCap 400/Citigroup Value	N/A	N/A	$500	N/A
UltraShort S&P MidCap 400/Citigroup Growth	N/A	N/A	$500	N/A
UltraShort S&P SmallCap 600/Citigroup Value	N/A	N/A	$500	N/A
UltraShort S&P SmallCap 600/Citigroup Growth	N/A	N/A	$500	N/A
UltraShort Basic Materials	N/A	N/A	$500	N/A
UltraShort Biotechnology	N/A	N/A	$500	N/A
UltraShort Consumer Goods	N/A	N/A	$500	N/A
UltraShort Consumer Services	N/A	N/A	$500	N/A
UltraShort Financials	N/A	N/A	$500	N/A
UltraShort Health Care	N/A	N/A	$500	N/A
UltraShort Industrials	N/A	N/A	$500	N/A
UltraShort Oil & Gas	N/A	N/A	$500	N/A
UltraShort Precious Metals	N/A	N/A	$500	N/A
Short Real Estate	N/A	N/A	$500	N/A
Short Semiconductor	N/A	N/A	$500	N/A
Short Technology	N/A	N/A	$500	N/A
Short Telecommunications	N/A	N/A	$500	N/A
Short Utilities	N/A	N/A	$500	N/A

*	As a percentage of the amount invested.

In addition, the maximum additional variable transaction fee for in-kind and cash purchases and redemptions is 0.10% of the amount invested.

Distributions

As a shareholder, you are entitled to your share of the Fund’s income from interest and dividends, and gains from the sale of investments. You may receive such earnings as either an income dividend or a capital gains distribution. Income dividends primarily come from the dividends that the Fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains may be realized when the fund sells securities. Capital gains maybe either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.

Each Fund intends to declare and distribute to its shareholders at least annually virtually all of its net income (interest and dividends, less expenses), if any, as well as any net capital gains, if any, realized from the sale of its holdings. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.

Dividend Reinvestment Services

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

Determination of NAV

NAV per Share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by the Fund Accounting Agent and determined each business day at the close of regular trading of the NYSE (ordinarily 4:00 p.m. New York time).

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of the Funds’ Board of Trustees. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Funds sold them. See the SAI for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which a Fund’s investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.

Basic Tax Points

Taxable investors should be aware of the following basic tax points:

•	Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Shares.

•	Distributions declared in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.

•	Any dividends and short-term capital gain distributions that you receive are taxable to you as ordinary income for federal income tax purposes. Under recently enacted legislation, ordinary income dividends you receive may be taxed at the same rates as long term capital gains. However, income received in the form of ordinary income dividends will not be considered long-term capital gains for other Federal income tax purposes, including the calculation of net capital losses. Short-term capital gain distributions will continue to be taken at ordinary income rates.

•	Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you have owned your Shares.

•	Capital gains distributions may vary considerably from year to year as a result of the funds’ normal investment activities and cash flows.

•	A sale of Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

•	Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Shares, may be subject to state and local income taxes.

•	If you are not a citizen or a permanent resident of the United States, or if you are a foreign entity, any dividends and short term capital gains that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

•	Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

•	By law, the Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%. Under current law, the backup withholding rate will increase to 31% for the taxable year 2011 and thereafter.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following additional basic tax points:

•	A person who exchanges equity securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Balancing Amount paid.

•	A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, the Internal Revenue Service may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or on the basis that there has been no significant change in economic position.

Note: This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund’s tax consequences for you.

Management of ProShares Trust

Board of Trustees and Officers. The Board of Trustees of ProShares Trust is responsible for the general supervision of all of the Funds. The officers of ProShares Trust are responsible for the day-to-day operations of the Funds.

Investment Advisor. ProShare Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment advisor to all of the Funds and provides investment advice and management services to the Funds. ProShare Advisors oversees the investment and reinvestment of the assets in each Fund. For its services, ProShare Advisors is entitled to receive fees equal to 0.75% of the average daily net assets of each Fund. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the Trust will be available in the Trust’s annual report to shareholders.

ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProShare Advisors LLC since inception and ProFund Advisors LLC since April 1997, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington, D.C. based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.)

Louis M. Mayberg, President of ProShare Advisors LLC since inception and ProFund Advisors LLC since April 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management.

Each Fund is managed by an investment team overseen by William E. Seale, Ph.D. and Taeyong Lee.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006 and Chief Investment Officer for ProShare Advisors LLC since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

Taeyong Lee, Director of Portfolio for ProShare Advisors LLC since inception, ETF Development Leader since 2002, Senior Portfolio Manager for ProFund Advisors LLC since 2004 and Portfolio Manager for ProFund Advisors LLC since March 1999. Mr. Lee is principally responsible for daily Portfolio management operations. Mr. Lee earned a B.E from The Korea University and a M.B.A. in Finance from The George Washington University.

The following table summarizes the service and experience of the members of the investment team with the most significant joint responsibility for the day-to-day management of the Funds:

Name and Title	Length of Service to Team	Business Experience During Last 5 Years
Olessia Burner, Portfolio Manager	Since Inception	ProFund Advisors – Portfolio Manager since November 2004; Portfolio Analyst, November 1997-November 2004; Portfolio Group Team Member since November 1997.
Steve Schoffstall, Portfolio Operations Specialist	Since Inception	ProFund Advisors – Portfolio Group Team Member and ETF Portfolio Operations Specialist since February 2005; Employed in businesses unrelated to the financial services industry from September 2004 through January 2005; Pennsylvania State University – Graduate Student, August 2003 to August 2004; Student, August 2000 to August 2003.

The SAI provides additional information about the Portfolio Managers’ compensation, accounts managed by the Portfolio Managers and their ownership of ProShares.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Other Service Providers

SEI Investments Distribution Co., located at 1 Freedom Valley Drive, Oaks, PA 19456, serves as the Funds’ distributor. JP Morgan Chase Bank, N.A., located at 4 MetroTech Center, Brooklyn, NY 11245, serves as the Funds’ administrator, custodian and index receipt agent.

ProShare Advisors also performs certain administrative services for the Funds under a Management Services Agreement. ProShare Advisors is entitled to receive annual fees equal to 0.10% of the average daily net assets of each Fund for such services.

ProShares®

Mailing Address

ProShares Trust

7501 Wisconsin Avenue

Suite 1000

Bethesda, Maryland 20814

Telephone

866-PRO-5125

Website

www.proshares.com

FOR MORE INFORMATION

If you’d like more information about ProShares Trust or any of its Funds, the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Additional information about the issuing Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI for the issuing fund provides additional information about ProShares Trust, the Funds and their shares. The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about ProShares Trust, the Funds and Shares or to make shareholder inquiries, please contact us at by mail, telephone or visit our website.

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the issuing funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other Information about the funds are also available on the SEC’s website (www.sec.gov), or you can receive copies of this information, for a fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Copyright © 2007 ProShare Advisors LLC. All rights reserved.

ProShares Investment Company Act file

Number: 811-21114

PROSHARES TRUST

STATEMENT OF ADDITIONAL INFORMATION

7501 WISCONSIN AVENUE, SUITE 1000

BETHESDA, MARYLAND 20814

PHONE: (866) PRO-5125

This Statement of Additional Information describes ProShares Trust, a Delaware business trust (“Trust”) comprised of the following portfolios (each a “Fund”): Ultra Russell 2000® ProShares, Ultra S&P SmallCap 600 ProShares, Ultra S&P500/Citigroup Value ProShares, Ultra S&P500/Citigroup Growth ProShares, Ultra S&P MidCap 400/Citigroup Value ProShares, Ultra S&P MidCap 400/Citigroup Growth ProShares, Ultra S&P SmallCap 600/Citigroup Value ProShares, Ultra S&P SmallCap 600/Citigroup Growth ProShares, Ultra Basic Materials ProShares, Ultra Biotechnology ProShares, Ultra Consumer Goods ProShares, Ultra Consumer Services ProShares, Ultra Financials ProShares, Ultra Health Care ProShares, Ultra Industrials ProShares, Ultra Oil & Gas ProShares, Ultra Precious Metals ProShares, Ultra Real Estate ProShares, Ultra Semiconductors ProShares, Ultra Technology ProShares, Ultra Telecommunications ProShares, Ultra Utilities ProShares, Short Russell 2000® ProShares, Short S&P SmallCap 600 ProShares, Short S&P500/Citigroup Value ProShares, Short S&P500/Citigroup Growth ProShares, Short S&P MidCap 400/Citigroup Value ProShares, Short S&P MidCap 400/Citigroup Growth ProShares, Short S&P SmallCap 600/Citigroup Value ProShares, Short S&P SmallCap 600/Citigroup Growth ProShares, Short Basic Materials ProShares, Short Biotechnology ProShares, Short Consumer Goods ProShares, Short Consumer Services ProShares, Short Financials ProShares, Short Health Care ProShares, Short Industrials ProShares, Short Oil & Gas ProShares, Short Precious Metals ProShares, Short Real Estate ProShares, Short Semiconductors ProShares, Short Technology ProShares, Short Telecommunications ProShares, Short Utilities ProShares, UltraShort Russell 2000® ProShares, UltraShort S&P SmallCap 600 ProShares, UltraShort S&P500/Citigroup Value ProShares, UltraShort S&P500/Citigroup Growth ProShares, UltraShort S&P MidCap 400/Citigroup Value ProShares, UltraShort S&P MidCap 400/Citigroup Growth ProShares, UltraShort S&P SmallCap 600/Citigroup Value ProShares, UltraShort S&P SmallCap 600/Citigroup Growth ProShares, UltraShort Basic Materials ProShares, UltraShort Biotechnology ProShares, UltraShort Consumer Goods ProShares, UltraShort Consumer Services ProShares, UltraShort Financials ProShares, UltraShort Health Care ProShares, UltraShort Industrials ProShares, UltraShort Oil & Gas ProShares, UltraShort Precious Metals ProShares, UltraShort Real Estate ProShares, UltraShort Semiconductors ProShares, UltraShort Technology ProShares, UltraShort Telecommunications ProShares and UltraShort Utilities ProShares.

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of ProShares Trust, dated January 16, 2006 which incorporates this Statement of Additional Information by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus is available, without charge, upon request to the address above, by telephone at the numbers above, or on the Trust’s website at www.proshares.com. An annual report for the Funds will be available once the Funds have completed their first annual period.

The date of this Statement of Additional Information is dated January 16, 2007.

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PROSHARES TRUST

The Trust is a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC” or “Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of 78 separate series. Sixty-six series are discussed herein and are listed below.

Ultra ProShares

Ultra Russell 2000®

Ultra S&P SmallCap 600

Ultra S&P500/Citigroup Value

Ultra S&P500/Citigroup Growth

Ultra S&P MidCap 400/Citigroup Value

Ultra S&P MidCap 400/Citigroup Growth

Ultra S&P SmallCap 600/Citigroup Value

Ultra S&P SmallCap 600/Citigroup Growth

Ultra Basic Materials

Ultra Biotechnology

Ultra Consumer Goods

Ultra Consumer Services

Ultra Financials

Ultra Health Care

Ultra Industrials

Ultra Oil & Gas

Ultra Precious Metals

Ultra Real Estate

Ultra Semiconductors

Ultra Technology

Ultra Utilities

Short ProShares

Short Russell 2000®

Short S&P SmallCap 600

Short S&P500/Citigroup Value

Short S&P500/Citigroup Growth

Short S&P MidCap 400/Citigroup Value

Short S&P MidCap 400/Citigroup Growth

Short S&P SmallCap 600/Citigroup Value

Short S&P SmallCap 600/Citigroup Growth

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Short Basic Materials

Short Biotechnology

Short Consumer Goods

Short Consumer Services

Short Financials

Short Health Care

Short Industrials

Short Oil & Gas

Short Precious Metals

Short Real Estate

Short Semiconductors

Short Technology

Short Telecommunications

Short Utilities

UltraShort ProShares

UltraShort Russell 2000®

UltraShort S&P SmallCap 600

UltraShort S&P500/Citigroup Value

UltraShort S&P500/Citigroup Growth

UltraShort S&P MidCap 400/Citigroup Value

UltraShort S&P MidCap 400/Citigroup Growth

UltraShort S&P SmallCap 600/Citigroup Value

UltraShort S&P SmallCap 600/Citigroup Growth

UltraShort Basic Materials

UltraShort Biotechnology

UltraShort Consumer Goods

UltraShort Consumer Services

UltraShort Financials

UltraShort Health Care

UltraShort Industrials

UltraShort Oil & Gas

UltraShort Precious Metals

UltraShort Real Estate

UltraShort Semiconductors

UltraShort Technology

UltraShort Telecommunications

UltraShort Utilities

Other Funds may be added in the future. Each of the Funds is registered as a non-diversified managed investment company.

The shares of each Fund (“Shares”) will be listed on a national securities exchange (“Exchange”). The Shares will trade on the Exchange at market prices that may differ to some degree from the Shares’ net asset values. Each Fund issues and redeems Shares on a continuous basis at net asset value in large, specified numbers of Shares called “Creation Units.” Creation Units of the Ultra ProShares are issued and redeemed principally in-kind for securities included in the relevant underlying index. Creation Units of the Short ProShares are purchased and redeemed in cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the Funds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the Funds by ProShare Advisors LLC (“ProShare Advisors”), a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland.

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The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (“Investment Company Act”). The investment objectives and all other investment policies of the Funds not specified as fundamental (including the benchmarks of the Funds) may be changed by the Trustees of the Funds without the approval of shareholders.

The investment strategies of the Funds discussed below, and as discussed in the Prospectus, may be used by a Fund if, in the opinion of ProShare Advisors, these strategies will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas without changing the Fund's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the Ultra ProShares and falling markets for the Short ProShares. The use of the term “adverse market conditions” is intended to convey falling markets for the Ultra ProShares and rising markets for the Short ProShares.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

A Fund may consider changing its benchmark or the index underlying its benchmark if, for example, the current index becomes unavailable; the Board of Trustees believes that the current index no longer serves the investment needs of a majority of shareholders or another index better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark or underlying index. If believed appropriate, a Fund may specify a benchmark index for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a Fund will achieve its objective.

Fundamental securities analysis is not used by ProShare Advisors in seeking to correlate with the Funds’ respective benchmarks. Rather, ProShare Advisors primarily uses a mathematical approach to determine the investments a Fund makes and techniques it employs. While ProShare Advisors attempts to minimize any "tracking error,” certain factors will tend to cause a Fund's investment results to vary from a perfect correlation to its benchmark. See "Special Considerations."

Certain Funds have non-fundamental investment policies obligating such Fund to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have economic characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, “assets” includes the Fund’s net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a ProShares’ net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Trust’s Board of Trustees has adopted a policy to provide investors with at least 60 days’ notice prior to changes in such an investment policy.

Additional information concerning the characteristics of the investments of the Funds is set forth below.

Exchange Listing and Trading. The Shares of each Fund are expected to be approved for listing and trading on the Exchange. Shares (redeemable only when aggregated in Creation Units) trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met. The Exchange may, but is not required to, remove a Fund from listing if (i) following the initial 12 month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners or a Fund for 30 or more consecutive trading days; (ii) the value of the index to which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange may remove the Shares from listing and trading upon termination of the Trust.

5

As in the case of other stocks traded on an Exchange, the brokers' commission on transactions will be based on negotiated commission rates at customary levels for retail customers.

In order to provide current Share pricing information, the Exchange disseminates an updated "Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs, and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Ultra ProShares by (i) calculating the current value of all Equity Securities held by a Fund, (ii) calculating the estimated amount of the value of cash and Money Market Instruments held in the Fund’s Portfolio (“Estimated Cash”), (iii) calculating the marked-to-market gains or losses from the Fund’s total return swap exposure based on the Underlying Index percentage change, the swap costs determined by the daily imbedded weighted interest rate and the notional value of the swap contracts, if any, (iv) calculating the marked-to-market gains or losses of the futures contracts and other Financial Instruments held by the Fund, if any, (v) adding the current value of Equity Securities, the Estimated Cash, the marked-to-market gains/losses from swaps and the futures contracts and other Financial Instruments, to arrive at a value and (vii) dividing that value by the total shares outstanding to obtain current IIV.

The exchange will calculate and disseminate the IIV throughout the trading day for each Short ProShares by (i) calculating the Estimated Cash, (ii) calculating the marked-to-market gains/losses of swaps, futures and other Financial Instruments held by the Fund in a manner described above, (iii) adding the Estimated Cash and the marked-to-market gains or losses of the Financial Instruments to arrive at a value, and (iv) dividing that value by the total shares outstanding to obtain current IIV.

Equity Securities. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Foreign Securities. Certain of the Funds may invest in securities of foreign issuers (“foreign securities”). These securities involve certain risks. These include the risk that an investment in a foreign issuer could be adversely effected as a result of a decline in value of the local currency versus the dollar. There is also the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

Futures Contracts and Related Options. The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

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The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund's loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the Commodity Futures Trading Commission (“CFTC”).

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process know as “marking-to-market.” At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inverse to the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with a long position in the futures contract. A Fund may cover long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

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A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Forward Contracts. A principal investment strategy of the Funds is to enter into Financial Instruments, which may include forward contracts, and for the Short ProShares, that may be the primary or sole investment strategy. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any forward contract unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Index Options. The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See “Taxation” herein.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

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Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the AMEX, and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the respective Fund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.”

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell; however, the Advisor intends to comply with all limitations.

Options on Securities. The Funds may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which

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the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Swap Agreements. A principal investment strategy of the Funds is to enter into Financial Instruments, which may include swap agreements, and, for the Short ProShares, that may be the primary or sole investment strategy (along with selling securities short). The Funds may enter into equity, equity index or interest rate swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or group of securities. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

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Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Funds' illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, the Funds and their Advisor believe that transactions do not constitute senior securities within the meaning of the Investment Company Act of 1940, as amended (“Investment Company Act”), and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short Sales. The Funds may engage in short sales transactions. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less

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than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

The Funds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked to market daily.

Depository Receipts. Each Ultra ProShares may invest in ADRs. For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depository Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

U.S. Government Securities. Each Fund also may invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these Funds employ, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for

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Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund's portfolio investments in these securities.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as “cover” for the investment techniques the Funds employ, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by ProShare Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total net assets. The investments of each of the Funds in repurchase agreements at times may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory, or other considerations so warrant.

Cash Reserves. To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each Fund may invest all or part of the Fund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

Reverse Repurchase Agreements. The Funds may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage

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may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to the Fund’s advantage to do so. The Fund will earmark or segregate cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Borrowing. The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will fluctuate more when the Fund is leveraging it investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the Investment Company Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as ProShare Advisors deems appropriate in connection with any borrowings.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

Lending of Portfolio Securities. Subject to the investment restrictions set forth below, a Fund may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend more than 33 1/3% of the value of the Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

When-Issued and Delayed-Delivery Securities. Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. Each Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

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The Trust will earmark or segregate cash or liquid instruments equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed delivery basis.

Investments in Other Investment Companies. The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Real Estate Investment Trusts. Each ProShares may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”) and failing to maintain exempt status under the 1940 Act.

Illiquid Securities. Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (“Securities Act"), but which can be sold to qualified institutional buyers under Rule 144A under the Securities Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (“Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when ProShare Advisors considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of Funds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to ProShare Advisors. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund's liquidity.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for each Fund is expected to be greater than 100%. A higher portfolio turnover rate would likely

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involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Funds. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because each Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each Fund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the prospectus, the Funds present certain risks, some of which are further described below.

Tracking Error. While the Funds do not expect that their daily returns will deviate adversely from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) less than all of the securities in the benchmark index being held by a Fund and securities not included in the benchmark index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Leverage. Each Fund intends to regularly use leveraged investment techniques in pursuing their investment objectives. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested. Leverage creates the potential for greater gains to shareholders of these Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these Funds' Shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund's total return to shareholders. If these Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

Non-Diversified Status. Each Fund is a "non-diversified" series. A Fund is considered "non-diversified" because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act. Each Fund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (“Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the "diversified" investment companies under the Investment Company Act.

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INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding Shares of the Fund, as that term is defined in the Investment Company Act. The term "majority" is defined in the Investment Company Act as the lesser of: (i) 67% or more of the Shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding Shares of the series. (All policies of a Fund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A Fund may not:

1.	Make investments for the purpose of exercising control or management.

2.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

3.	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

4.	Issue senior securities to the extent such issuance would violate applicable law.

5.	Borrow money, except that the Fund (i) may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

6.	Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the Securities Act, in selling portfolio securities.

7.	Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

No Fund will concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that a Fund will concentrate to approximately the same extent that its underlying Index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of the U.S. government (including its agencies and

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instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, ProShare Advisors is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. ProShare Advisors expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the Investment Company Act, the Securities Exchange Act of 1934, as amended (“Securities Exchange Act”), and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

ProShare Advisors may serve as an investment manager to and may place portfolio transactions on behalf of a number of clients, including other investment companies. It is the practice of ProShare Advisors to cause purchase and sale transactions to be allocated among the Funds and others whose assets ProShare Advisors manages in such manner as ProShare Advisors deems equitable. The main factors considered by ProShare Advisors in making such allocations among the Funds and other client accounts of ProShare Advisors are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for a Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and ProShare Advisors from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, ProShare Advisors relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund's policies, ProShare Advisors effects transactions with those brokers and dealers who ProShare Advisors believes provide the most favorable prices and are capable of providing efficient executions. If ProShare Advisors believes such prices and executions are obtainable from more than one broker or dealer, ProShare Advisors may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or ProShare Advisors. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of ProShare Advisors, for the additional services.

The information and services received by ProShare Advisors from brokers and dealers may be of benefit to ProShare Advisors in the management of accounts of some of ProShare Advisors’ other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would

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generally reduce the amount of research or services otherwise performed by ProShare Advisors and thereby reduce ProShare Advisors’ expenses, this information and these services are of indeterminable value and the management fee paid to ProShare Advisors is not reduced by any amount that may be attributable to the value of such information and services.

ProShare Advisors does not consider sales of Trust Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

MANAGEMENT OF PROSHARES TRUST

Trustees and Officers

The Trust’s officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Trust. The Trustees set broad policies for the Trust and choose its officers. One Trustee and all of the officers of the Trust are directors, officers or employees of ProFund Advisors or JP Morgan Investor Services, except for Simon D. Collier, the Trust’s treasurer, who is a principal of Foreside Compliance Services, LLC. The other Trustees are not “Interested Persons” as defined under Section 2(a)(19) of the Investment Company Act, as amended (“Non-Interested Trustees”). Trustees and officers of the Trust are also directors and officers of some or all of the funds in the Fund Complex. The Fund Complex includes all funds advised by ProShare Advisors and any funds that have an investment adviser that is an affiliated person of ProShare Advisors.

The Non-Interested Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Non-Interested Trustee and other directorships, if any, held by the Trustee, are shown below.

NON-INTERESTED TRUSTEES

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [1]	Other Directorships Held by Trustee

Non-Interested Trustees

Russell S. Reynolds, III c/o ProShares Trust 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to present); Managing Director (March 1993 to April 2004)	ProShares (78); ProFunds (155) Access One Trust (8)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProShares Trust 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProShares (78); ProFunds (155) Access One Trust (8)	AMC Delancey Group, Inc.

The Interested Trustee and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Interested Trustee and the other directorships, if any, held by the Trustee, are shown below.

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INTERESTED TRUSTEES

Interested Trustee

Michael L. Sapir* 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	ProShares (78); ProFunds (155) Access One Trust (8)	None

[1]	The Fund Complex consists of all funds advised by ProShare Advisors LLC and its affiliates. As of the date of this SAI, there are 155 series of ProFunds, 78 series of ProShares Trust and 8 series of Access One Trust. Not all of these series are operational.
*	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Executive Officers

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; November 2005 to present	Chairman and Chief Executive Officer of ProShare Advisors (November 2005 to present) and ProFund Advisors (May 1997 to present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President Treasurer	Indefinite; November 2005 to present November 2005 to June 2006	President of ProShare Advisors (November 2005 to present) and ProFund Advisor (May 1997 to present).

Steven G. Cravath 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/59	Secretary	Indefinite; June 2006 to present	General Counsel of ProFund Advisors since June 2006. Partner, Morrison & Foerster January 1999-June 2006.

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; November 2005 to present	Counsel and Chief Compliance Officer of ProFund Advisors (October 2002 to present); Calvert Group, Ltd.: Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002).

Simon D. Collier Two Portland Square, 1st Floor Portland, Maine 04101 Birth Date: 10/61	Treasurer	Indefinite: June 2006 to present	Managing Partner, Foreside Financial Group, LLC since April 2005; Chief Operating Officer and Managing Director, Global Fund Services,

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Citigroup 2003-2005; Managing Director, Global Securities Services for Investors, Citibank, N.A. 1999-2003.

Gregory Pickard 73 Tremont Boston, MA 02108 Birth Date: 3/65	Assistant Secretary	Indefinite; November 2005 to present	Vice President and Associate General Counsel for J.P. Morgan Investor Services since July 2001.

Michael Minella 73 Tremont Boston, MA 02108 Birth Date: 1/71	Assistant Treasurer	Indefinite; November 2005 to present	Vice President within the Fund Administration Department for J.P. Morgan Investor Services Co. since 2004. Mr. Minella was a Manager within the Audit Department at the public accounting firm, Russell, Brier & Co. LLP from 2002 to 2004, and a Senior Manager in the Financial Services Audit Department at the public accounting firm, Deloitte & Touche LLP from 1998 to 2002.

Charles Todd 73 Tremont Boston, MA 02108 Birth Date: 9/71	Assistant Treasurer	Indefinite; June 2006 to present	Mr. Todd is Vice President within the Fund Administration Department for J.P. Morgan Investor Services Co. , formerly serving as an Assistant Vice President. Mr. Todd has been employed by J.P. Morgan for over 5 years.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of September 30, 2006.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Non-Interested Trustees
Russell S. Reynolds, III	$0	$0
Michael C. Wachs	$0	$0

Interested Trustee
Michael L. Sapir	$0	$0

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Committees

The Board of Trustees of the Trust has an Audit Committee. The Audit Committee is composed entirely of Non-Interested Trustees. Currently, the Audit Committee is composed of Messrs. Wachs and Reynolds. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations.

Compensation of Trustees and Officers

The Trust pays each Non-Interested Trustee a $6,000 annual retainer and $1,000 for attendance at each quarterly in-person meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees, including telephonic meetings. Trustees who are also officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust’s officers, other than the Chief Compliance Officer, receive no compensation directly from the trust for performing the duties of their offices.

The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation paid to the Trust’s Trustees for the calendar year ended December 31, 2005.*

Name of Person, Position	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust * and Fund Complex Paid to Trustees*
Non-Interested Trustees
Russell S. Reynolds, III, Trustee	$5,000	$0	$0	$49,000
Michael C. Wachs, Trustee	$5,000	$0	$0	$49,000

Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0

*	The Advisor paid each Non-Interested Trustee for services performed for the Trust prior to the Trust’s commencement of operations.

It is estimated that the Non-Interested Trustees will be paid $8,500 for their service to the Trust during the calendar year ended December 31, 2006.

INVESTMENT ADVISOR

Portfolio Management

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of September 30, 2006.

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Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in Fund Complex
William Seale	$0	$0
Taeyong Lee	$0	$0
Olessia Burner	$0	$0
Steven Schoffstall	$0	$0

Portfolio Managers’ Compensation

ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the overall firms’ performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts and, in one case, an unregistered investment company account. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each portfolio manager as of September 30, 2006.

Name of Portfolio Manager	Number of Registered Investment Company Accounts (Total Assets)	Number of Other Pooled Investment Vehicles (Total Assets)	Number of Other Accounts (Total Assets)
William Seale	$93 (6,911,396,703)	$1 (26,100,00)	0
Taeyong Lee	0	0	0
Olessia Burner	0	0	0
Steven Schoffstall	0	0	0

In the course of providing advisory services, the Advisor may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. The Applicant may recommend the purchase or sale of securities that may also be recommend by ProFund Advisors LLC, an affiliate of the Advisor.

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The Advisor, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Advisor’s clients, such as the Funds. Thus the Advisor may recommend to clients the purchase or sale of securities in which it, or its officers, employee, or related persons have a financial interest. The Advisor may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employee accounts that may invest in some of the same securities recommended to clients.

In addition, the Advisor, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Advisor may buy or sell securities or other instruments that the Advisor has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Advisor’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Advisor has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any Access Person of the Advisor may make security purchases subject to the terms of the ProShare Advisors Code of Ethics which is consistent with the requirements of Rule 17j-1 under the Investment Company Act of 1940.

The Advisor and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Advisor and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Advisor. Accordingly, should the Advisor or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Advisor and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Investment Advisory Agreement

Under an investment advisory agreement between ProShare Advisors and the Trust, on behalf of each Fund, dated December 14, 2005, as amended (“Agreement” or “Advisory Agreement”), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProShare Advisors bears all costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of waiver or reimbursement to the extent that recoupment will not cause a Fund’s expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds' Shares. The address of ProShare Advisors is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the Trust will be available in the Trust’s annual report to shareholders.

Codes of Ethics. The Trust, ProShare Advisors, and SEI Investments Distribution Co. (“Distributor”) each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, ProShare Advisors, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a Fund. The Codes are on file with the SEC and are available to the public.

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DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. A complete schedule of each Fund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of each fiscal quarter. In addition, each Fund’s portfolio holdings will be publicly disseminated each day the Funds are open for business via the Funds’ website.

The portfolio composition file (“PCF”) and the IIV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in large blocks of shares (called “Creation Units”), as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market.

Daily access to the PCF and IIV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of the Advisor and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s Chief Compliance Officer or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor, and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

The Board of Trustees has adopted a Portfolio Holdings Disclosure Policy and will review the Policy annually.

OTHER SERVICE PROVIDERS

Administrator, Index Receipt Agent, and Fund Accounting Agent. J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, MA 02108, acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator also maintains the shareholder account records for the Funds, distributes dividends and distributions payable by the Funds, and produces statements with respect to account activity for the Funds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the

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service agreement. For these services, each Fund shall pay the Administrator a fee calculated monthly, which is currently expected to total $75,000 for each Fund's first year of operations. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.

ProShare Advisors, pursuant to a separate Management Services Agreement, performs certain administrative services on behalf of the Funds. For these services, the Trust will pay to ProShare Advisors a fee at the annual rate of 0.10% of average daily net assets for all of the Funds.

Custodian. JPMorgan Chase Bank, N.A. acts as custodian to the Funds. JPMorgan Chase Bank is located at 4 MetroTech Center, Brooklyn, New York 11245.

Independent Registered Public Accounting Firm. Ernst & Young LLP serves as independent registered public accounting firm to the Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. Ernst & Young LLP’s address is 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215

Legal Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as counsel to the Funds.

Distributor. SEI Investments Distribution Co. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. Its address is One Freedom Valley Drive, Oaks, Pa. 19456. The Distributor has no role in determining the investment policies of the Trust or any of the Funds, or which securities are to be purchased or sold by the Trust or any of the Funds.

Distribution and Service Plan. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under "Purchase and Issuance of Shares in Creation Units." Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act and a member of the National Association of Securities Dealers, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board of Trustees has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisors (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose distribution fees.

The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements, voted to adopt the Distribution and Service Plan and Distribution and Service Agreements at a meeting called for the purpose of voting on such Distribution and Service Plan and Distribution and Service Agreements on November 14, 2005. The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

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The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.]

Principal Financial Officer/Treasurer Services Agreement. The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), pursuant to which Foreside provides the Trust with the services of Simon D. Collier to serve as the Trust’s principal financial officer and Treasurer. The Trust pays Foreside an annual flat fee of $25,000 per year and an additional annual flat fee of $7,500 per Fund, and will reimburse Foreside for certain out-of-pocket expenses incurred by Foreside in providing services to the Trust. Foreside is located at Two Portland Square, Portland, Maine 04101.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by ProShare Advisors or the Administrator. Fund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees, listing fees, all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Non-Interested Trustees' fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest. The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of common stock and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Trust Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any Funds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account

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of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the Funds itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System. The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code, and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants (“DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the American Stock Exchange LLC and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants"). DTC agrees with and represents to its Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.

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DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PROXY VOTING POLICY AND PROCEDURES

Background

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Funds, pursuant to which the Board has delegated responsibility for voting such proxies to the Advisor subject to the Board’s continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors - considering factors such as director qualifications, term of office, age limits.

•	Proxy Contests - considering factors such as voting for nominees in contested elections and reimbursement of expenses.

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•	Election of Auditors - considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses - considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses - considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues - considering factors such as confidential voting and equal access.

•	Capital Structure - considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation - considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation - considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring - considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting - considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues - considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between Fund shareholders and the Advisor, the underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities, and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor for potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the Funds voted proxies relating to portfolio securities for the 12-month (or shorter) period ended June 30 will be available (1) without charge, upon request, by calling the Advisor at 1-866-PRO-5125, (2) on the ProShares web site, and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The following table sets forth the number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit as of January 16, 2006:

Fund	Shares Per Creation Unit	Value Per Creation Unit ($U.S.)
Ultra Russell 2000® ProShares	75,000	$5,250,000
Ultra S&P SmallCap 600 ProShares	75,000	$5,250,000
Ultra S&P500/Citigroup Value ProShares	75,000	$5,250,000

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Ultra S&P500/Citigroup Growth ProShares	75,000	$5,250,000
Ultra S&P MidCap 400/Citigroup Value ProShares	75,000	$5,250,000
Ultra S&P MidCap 400/Citigroup Growth ProShares	75,000	$5,250,000
Ultra S&P SmallCap 600/Citigroup Value ProShares	75,000	$5,250,000
Ultra S&P SmallCap 600/Citigroup Growth ProShares	75,000	$5,250,000
Ultra Basic Materials ProShares	75,000	$5,250,000
Ultra Biotechnology ProShares	75,000	$5,250,000
Ultra Consumer Goods ProShares	75,000	$5,250,000
Ultra Consumer Services ProShares	75,000	$5,250,000
Ultra Financials ProShares	75,000	$5,250,000
Ultra Health Care ProShares	75,000	$5,250,000
Ultra Industrials ProShares	75,000	$5,250,000
Ultra Oil & Gas ProShares	75,000	$5,250,000
Ultra Precious Metals ProShares	75,000	$5,250,000
Ultra Real Estate ProShares	75,000	$5,250,000
Ultra Semiconductors ProShares	75,000	$5,250,000
Ultra Technology ProShares	75,000	$5,250,000
Ultra Telecommunications ProShares	75,000	$5,250,000
Ultra Utilities ProShares	75,000	$5,250,000
Short Russell 2000® ProShares	75,000	$5,250,000
Short S&P SmallCap 600 ProShares	75,000	$5,250,000
Short S&P500/Citigroup Value ProShares	75,000	$5,250,000
Short S&P500/Citigroup Growth ProShares	75,000	$5,250,000
Short S&P MidCap 400/Citigroup Value ProShares	75,000	$5,250,000
Short S&P MidCap 400/Citigroup Growth ProShares	75,000	$5,250,000
Short S&P SmallCap 600/Citigroup Value ProShares	75,000	$5,250,000
Short S&P SmallCap 600/Citigroup Growth ProShares	75,000	$5,250,000
Short Basic Materials ProShares	75,000	$5,250,000
Short Biotechnology ProShares	75,000	$5,250,000
Short Consumer Goods ProShares	75,000	$5,250,000
Short Consumer Services ProShares	75,000	$5,250,000
Short Financials ProShares	75,000	$5,250,000
Short Health Care ProShares	75,000	$5,250,000
Short Industrials ProShares	75,000	$5,250,000
Short Oil & Gas ProShares	75,000	$5,250,000
Short Precious Metals ProShares	75,000	$5,250,000
Short Real Estate ProShares	75,000	$5,250,000
Short Semiconductors ProShares	75,000	$5,250,000
Short Technology ProShares	75,000	$5,250,000
Short Telecommunications ProShares	75,000	$5,250,000
Short Utilities ProShares	75,000	$5,250,000
UltraShort Russell 2000® ProShares	75,000	$5,250,000
UltraShort S&P SmallCap 600 ProShares	75,000	$5,250,000

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UltraShort S&P500/Citigroup Value ProShares	75,000	$5,250,000
UltraShort S&P500/Citigroup Growth ProShares	75,000	$5,250,000
UltraShort S&P MidCap 400/Citigroup Value ProShares	75,000	$5,250,000
UltraShort S&P MidCap 400/Citigroup Growth ProShares	75,000	$5,250,000
UltraShort S&P SmallCap 600/Citigroup Value ProShares	75,000	$5,250,000
UltraShort S&P SmallCap 600/Citigroup Growth ProShares	75,000	$5,250,000
UltraShort Basic Materials ProShares	75,000	$5,250,000
UltraShort Biotechnology ProShares	75,000	$5,250,000
UltraShort Consumer Goods ProShares	75,000	$5,250,000
UltraShort Consumer Services ProShares	75,000	$5,250,000
UltraShort Financials ProShares	75,000	$5,250,000
UltraShort Health Care ProShares	75,000	$5,250,000
UltraShort Industrials ProShares	75,000	$5,250,000
UltraShort Oil & Gas ProShares	75,000	$5,250,000
UltraShort Precious Metals ProShares	75,000	$5,250,000
UltraShort Real Estate ProShares	75,000	$5,250,000
UltraShort Semiconductors ProShares	75,000	$5,250,000
UltraShort Technology ProShares	75,000	$5,250,000
UltraShort Telecommunications ProShares	75,000	$5,250,000
UltraShort Utilities ProShares	75,000	$5,250,000

See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Shares in Creation Units” below. The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund of the Trust, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Purchase and Issuance of Creation Units. The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the New York Stock Exchange is open for business.

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (“Authorized Participant”). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

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Portfolio Deposit (Ultra ProShares only). The consideration for purchase of a Creation Unit of Shares of a Ultra ProShares generally consists of the in-kind deposit of a designated portfolio of equity securities (“Deposit Securities") constituting a representation of the Underlying Index for the Ultra ProShares, the Balancing Amount, and the appropriate transaction fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

The Index Receipt Agent makes available through the National Securities Clearing Corporation ("NSCC") on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Ultra ProShares. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Ultra ProShares until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the Ultra ProShares. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to ProShare Advisors on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Ultra ProShares, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each Ultra ProShares, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Cash Purchase Amount (Short ProShares only). Creation Units of the Short ProShares will be sold only for cash (“Cash Purchase Amount”). Creation Units are sold at their net asset value, plus a transaction fee, as described below.

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Purchases through the Clearing Process (Ultra ProShares only). An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the "Clearing Process," or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant's purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Balancing Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor. A purchase order must be received by the Distributor at 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Closing NAV per Share.

Purchases Outside the Clearing Process. An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. All purchases of the Short ProShares will be settled outside the Clearing Process. Purchases (and redemptions) of Creation Units of the Ultra ProShares settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Balancing Amount (for the Ultra ProShares), or of the Cash Purchase Amount (for the Short ProShares) together with the applicable Transaction Fee.

Rejection of Purchase Orders. The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) for the Ultra ProShares only, the Deposit Securities delivered are not as specified by ProShare Advisors and ProShare Advisors has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or ProShare Advisors, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to 3:00 p.m. on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Fund Securities (Ultra ProShares only). With respect to each Ultra ProShares, ProShare Advisors makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”).

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These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by ProShare Advisors through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Cash Redemption Amount (Short ProShares only). The redemption proceeds for a Creation Unit of a Short ProShares will consist solely of cash in an amount equal to the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received by the Distributor prior to 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Fund Securities and the Balancing Amount (for the Ultra ProShares) or the Cash Redemption Amount (for the Short ProShares) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. A redemption order must be received by the Distributor prior to 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”); and (iii) all other procedures set forth in the Participant Agreement must be properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (for the Ultra ProShares only) which are expected to be delivered within three Business Days and the Cash Redemption Amount (for all Funds) by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

Redemptions in Cash. For Ultra ProShares, if it is not possible to effect deliveries of the Fund Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Ultra ProShares may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

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For Short ProShares, all redemptions will be in cash.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Transaction Fees. Transaction fees are imposed as set forth in the table in the prospectus. Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

Purchasers of Creation Units of Ultra ProShares for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Determining Net Asset Value. Net asset value per share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is determined as of the close of the regular trading session on the New York Stock Exchange, Inc. (“NYSE”) (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open. The Trust may establish additional times for the computation of net asset value of one or more Funds in the future in connection with the possible future trading of Shares of such Funds on one or more foreign exchanges.

Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person's activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker- dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. The Trust has, however, applied to the Securities and Exchange Commission for an exemption from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. If the SEC grants the

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Trust this relief, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund's prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to "upstairs" transactions.

TAXATION

Overview. Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in a Fund’s Shares. Under recently enacted legislation, ordinary income dividends you receive may be taxed at the same rate as long-term capital gains. However, income received in the form of ordinary income dividends will not be considered long-term capital gains for other federal income tax purposes, including the calculation of net capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a Fund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the Fund Shares. If a shareholder holds a Fund’s Shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the Fund’s Shares will be long-term loss to the extent of such distribution.

The amount of an income dividend or capital gains distribution declared by a Fund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

Any dividend or distribution paid by a Fund has the effect of reducing the Fund's net asset value per share. Investors should be careful to consider the tax effect of buying Shares shortly before a distribution by a Fund. The price of Shares purchased at that time will include the amount of the forthcoming distribution, but the distribution will be taxable to the shareholder.

A dividend or capital gains distribution with respect to Shares of a Fund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the Funds for the preceding year. Distributions by Funds generally will be subject to state and local taxes.

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Each of the Funds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

As a RIC, a Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

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Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Futures and Foreign Currency Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." (The Funds do not intend to invest or trade in options.) Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Passive Foreign Investment Companies. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s PFIC

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shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund Shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, whether paid in cash or in Shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the Fund’s Shares. Capital gains dividends are not eligible for the dividends received deduction.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the net asset value of the Shares received.

If the net asset value of Shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Funds will not pay interest on uncashed distribution checks.

Disposition of Shares. Upon a redemption, sale or exchange of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and generally will be long-term, mid-term or short-term, depending upon the shareholder's holding period for the Shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such Shares.

Backup Withholding. Each Fund may be required to withhold federal income tax ("backup withholding") from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is currently 28%. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

Equalization Accounting. Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company

40

taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the Fund's Shares; the total return on a shareholder’s investment will not be reduced as a result of the Fund's distribution policy. Investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P SmallCap 600 Index, S&P500/Citigroup Value Index, S&P500/Citigroup Growth Index, S&P MidCap 400/Citigroup Value Index, S&P MidCap 400/Citigroup Growth Index, S&P SmallCap 600/Citigroup Value Index, S&P SmallCap 600/Citigroup Growth Index (together, “S&P Indexes”) to track general stock market performance. S&P's only relationship to the Funds (“Licensee”) is the licensing of certain trademarks and S&P trade names. S&P has no obligation to take the needs of the Licensee or owners of shares of the Funds into consideration in determining, composing or calculating the S&P Indexes. S&P is not responsible for and has not participated in the determination or calculation of the equation by which the shares of Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Russell 2000®” is a trademark of the Frank Russell Company.

“Dow Jones” is a service mark of Dow Jones & Company, Inc. Dow Jones does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the Dow Jones indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the Funds. Specifically,

•	Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the Dow Jones sector indices and the data included in the Dow Jones indices;

•	The accuracy or completeness of the Dow Jones indices and its data;

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones indices and its data:

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•	Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones indices or its data;

•	Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

FINANCIAL STATEMENTS

No information is presented for the Funds because they had not commenced investment operations as of January 11, 2007.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECUTS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

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PART C. OTHER INFORMATION

ProShares Trust

Item 23. Exhibits

(a)	Articles of Incorporation

(1)	Certificate of Trust of the Registrant.[1]

(2)	Certificate of Amendment to the Certificate of Trust of the Registrant (changing the name from ProFunds ETF Trust to xtraShares Trust).[2]

(3)	Certificate of Amendment to the Certificate of Trust of the Registrant (changing the name from xtraShares Trust to ProShares Trust.[3]

(4)	Amended and Restated Declaration of Trust of the Registrant.[3]

(b)	By-Laws

(1)	By-Laws of the Registrant.[3]

(c)	Instruments Defining Rights of Security Holders

Not applicable.

(d)	Investment Advisory Contracts

(1)	Investment Advisory Agreement between the Registrant and ProShare Advisors
LLC[4] and Form of Amended Schedule A, filed herewith.

(e)	Underwriting Contracts

(1)	Distribution Agreement between Registrant and SEI Investments Distribution Co.[5]

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(1)	Custody Agreement and Cash Trade Execution Rider between Registrant and JPMorgan Chase Bank, N.A5 and Form of Amendment No. 1.

(h)	Other Material Contracts

(1)	Management Services Agreement between Registrant and ProShare Advisors LLC[4] and Form of Amendment No. 1, filed herewith.

(2)	Expense Limitation Agreement between the Registrant and ProShare Advisors

1

LLC[4] and Form of Amended Schedule A, filed herewith.

(3)	Fund Services Agreement (Administration and Compliance Services, Regulatory
Services, Accounting Services) between Registrant and J.P. Morgan Investor
Services Co. [5] and Form of Amendment No. 1, filed herewith.

(4)	Agency Services Agreement between Registrant and JPMorgan Chase Bank, N.A. [5] and Form of Amendment No. 1, filed herewith.

(5)	Form of Authorized Participant Agreement between Registrant and SEI Investment Distribution Co. [3]

(6)	PFO/Treasurer Services Agreement between Registrant and Foreside Compliance Services, LLC.[5]

(i)	Legal Opinion

(1)	Opinion and Consent of Ropes & Gray LLP, filed herewith.

(j)	Other Opinions

Not applicable.

(k)	Omitted Financial Statements

Not applicable.

(l)	Initial Capital Agreements

(1)	Investor Letter, filed herewith.

(m)	Rule 12b-1 Plan

(1)	Distribution Plan.[3]

(n)	Rule 18f-3 Plan

Not applicable.

(o)	Reserved

Not applicable.

(p)	Codes of Ethics

(1)	Code of Ethics of the Registrant.[3]

(2)	Code of Ethics of the Advisor.[3]

(3)	Code of Conduct of the Distributor.[3]

2

(q)	Powers of Attorney

(1)	Powers of Attorney.[3]

(1)	Filed with Initial Registration Statement on June 5, 2002.
(2)	Previously filed on July 17, 2003 as part of Pre-Effective Amendment No. 2 under the Securites Act of 1933 and incorporated by reference herein.
(3)	Previously filed on May 22, 2006 as part of Pre-Effective Amendment No. 6 under the Securites Act of 1933 and incorporated by reference herein.
(4)	Previously filed on June 19, 2006 as part of Pre-Effective Amendment No. 7 under the Securites Act of 1933 and incorporated by reference herein.
(5)	Previously filed on August 30, 2006 as part of Post-Effective Amendment No. 1 under the Securites Act of 1933 and incorporated by reference herein.

Item 24. Persons Controlled By or Under Common Control With Registrant

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.

Item 25. Indemnification

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to an Amended and Restated Declaration of Trust, dated October 10, 2005 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

3

(a)	For an liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)	With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)	In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, b ad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a writer opinion of independent legal counsel.

(a)	Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b)	A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

4

(c)	A “Disinterested Trust” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(d)	“Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(e)	“Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 26. Business and Other Connections of Investment Advisers

Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee (disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and “Management of the ProShares Trust” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

The information as to the directors and officers of ProShare Advisors LLC is set forth in ProShare Advisors LLC’s Form ADV filed with the Securities and Exchange Commission on May 7, 2002 (Reference No. 5524427696B2B2) and amended through the date hereof, is incorporated herein by reference.

5

Item 27. Principal Underwriters

(a)	State the name of each investment company (other than the registrant) for which each principal underwriter currently distributing securities of the registrant also acts as a principal underwriter, depositor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust

SEI Liquid Asset Trust

SEI Tax Exempt Trust

SEI Index Funds

SEI Institutional Managed Trust

SEI Institutional International Trust

The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II

Bishop Street Funds

SEI Asset Allocation Trust

SEI Institutional Investments Trust

HighMark Funds

Oak Associates Funds

CNI Charter Funds

iShares Inc.

iShares Trust

JohnsonFamily Funds, Inc.

Causeway Capital Management Trust

The Japan Fund, Inc.

Barclays Global Investors Funds

The Arbitrage Funds

The Turner Funds

Community Reinvestment Act Qualified Investment Fund

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 20. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456

Name	Position and Office with Underwriter	Positions and Offices with Registrant

William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer & Treasurer	None
Thomas Rodman	Chief Operations Officer	None
John Munch	General Counsel & Secretary	None

6

Name	Position and Office with Underwriter	Positions and Offices with Registrant

Karen LaTourette	Chief Compliance Officer and Anti-Money Laundering Officer	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
Robert Silvestri	Vice President	None
John Coary	Vice President	None
Michael Farrell	Vice President	None
Mark McManus	Vice President	None

Item 28. Location of Accounts and Records

State the names and address of each person maintaining principal possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 u.s.c. 80a-30(a)] and the rules under that section.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:

JPMorgan Chase Bank, N.A.

Attn: General Counsel

4 MetroTech Center

Brooklyn, NY 11245

J.P. Morgan Investor Services Co.

73 Tremont Street

Boston, MA 02108

Attention: Legal Department

ProShare Advisors LLC

c/o ProFund Advisors LLC

Attn: General Counsel

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

SEI Investments Distribution Co.

Attn: General Counsel

One Freedom Valley Drive

Oaks, Pennsylvania 19456-1100

Item 29. Management Services

Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund’s last three fiscal years.

Not applicable.

Item 30. Undertakings

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda and the State of Maryland on December 29, 2006.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Michael L. Sapir	Trustee, Chairman	December 29, 2006
Michael L. Sapir

*	Trustee	December 29, 2006
Russell S. Reynolds, III

*	Trustee	December 29, 2006
Michael Wachs

/s/ Louis M. Mayberg	President	December 29, 2006
Louis M. Mayberg

/s/ Simon D. Collier	Treasurer	December 29, 2006
Simon D. Collier

* By:	/s/ Steven Brancato
Steven Brancato
As Attorney-in-fact

Date: December 29, 2006

8

EXHIBIT INDEX

EXHIBIT NUMBER	ITEM

(d)(1)	Form of Amended Schedule A to the Investment Advisory Agreement between the Registrant and ProShare Advisors LLC

(g)(1)	Form of Amendment No. 1. to Custody Agreement and Cash Trade Execution Rider between Registrant and JPMorgan Chase Bank, N.A.

(h)(1)	Form of Amendment No. 1 to Management Services Agreement between Registrant and ProShare Advisors LLC

(h)(2)	Form of Amended Schedule A to Expense Limitation Agreement between the Registrant and ProShare Advisors LLC

(h)(3)	Form of Amendment No. 1 to Fund Services Agreement (Administration and Compliance Services, Regulatory Services, Accounting Services) between Registrant and J.P. Morgan Investor Services Co.

(h)(4)	Form of Amendment No. 1 to Agency Services Agreement between Registrant and JPMorgan Chase Bank, N.A.

(i)(1)	Opinion and Consent of Clifford Chance US LLP

(l)(1)	Investor Letter

9